Registration No. 2-89905-01

Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 46	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	/ /

Amendment No. 35	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202

(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Gabriella R. Saenz, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-8704

Approximate Date of Proposed Public Offering                     Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2019 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

Prospectus

May 1, 2019

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints® Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose all the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2019, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Beginning on or after January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232 option 4, free of charge. Instead, your Portfolio annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Portfolio. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your policy or contract.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the back cover of this prospectus.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of an interest in a variable income plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.

Certificate—A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract—The agreement between you and us described in this variable annuity prospectus.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company, or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Return Fund before the end of a Guaranteed Period.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax—If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan—The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Withdrawal Amount—The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.

This prospectus describes two versions of the Group Combination Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a simplified-load version (in which no sales charge is assessed).

Account C Prospectus	1

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Transfers Between Divisions.”) We may also charge for state premium tax deductions (although such a charge is not being assessed at the present).

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Installation Fee	None
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.00%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.00%
Current Mortality and Expense Risk Fees[1]	0.65%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.65%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified-Load Contract (in which a one-time sales charge is assessed)

Transaction Expenses for Contract Owners (as a percentage of purchase payments)
Maximum Sales Load	None
Installation Fee	$750
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

[1]

We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

2	Account C Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2018. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.42%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.21%

*

The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions” section.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$657	$1,145	$1,658	$3,062
Minimum Total Annual Portfolio Operating Expenses	$567	$814	$1,080	$1,839

Simplified-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$274	$884	$1,519	$3,227
Minimum Total Annual Portfolio Operating Expenses	$180	$544	$934	$2,024

Note: The purchase payments for either a front-load Contract or a simplified-load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the simplified-load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a front-load Contract or a simplified-load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Account C Prospectus	3

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $272 billion as of December 31, 2018. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot

4	Account C Prospectus

reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.
•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract makes available a variety of variable and fixed investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern

Account C Prospectus	5

Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which

MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	Mellon Investments Corporation

Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.

Large Cap Core Stock Portfolio	Long-term growth of capital and income	Wellington Management Company LLP

Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.

Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A

Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.

Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.

Mid Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP

Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A

Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.

Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP

Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A

Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.

International Growth Portfolio	Long-term growth of capital	FIAM LLC

Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company

International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC

Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited

Government Money Market Portfolio*	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC

Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.

Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.

Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.

6	Account C Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)

High Yield Bond Portfolio**	High current income and capital appreciation	Federated Investment Management Company

Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC

Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A

Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*

Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.

**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Sustainable Equity Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Provide total return
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Account C Prospectus	7

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Income Plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. “Good order” means that the request is complete and accurate and all applicable requirements are satisfied. If such a request is received before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable Income Plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other Income Plan. An administrative charge may apply.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

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To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however,

Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state and under your Contract. To find out if a Guaranteed Return Fund Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

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The Guaranteed Return Fund Accounts

General    During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Interest Rates    Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

Interest rate bands for the simplified-load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the front-load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

Maturity Dates    GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2019, all the deposits will mature on March 31, 2020. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the

“Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity    When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Government Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Government Money Market Investment Division. Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Market Value Adjustment    A Market Value Adjustment (“MVA”) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you

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should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

Other Information    Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the

Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.”) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the 1940 Act. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this Prospectus regarding the GRF.

The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed income plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Income Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency    You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Internal Revenue Code of 1986, as amended (the “Code”) or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

Application of Purchase Payments    We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Government Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more Divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the NYSE for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the Division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

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Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the Income Plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the Income Plan in effect at that time.

Surrender or Withdrawal Value    To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our

Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Income Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, the date we receive proof of death at our Home Office, or, if later, the date on which a method of payment is elected, with the unpaid payments discounted at the Assumed Investment Rate if received before the close of trading for the NYSE (typically 4:00 p.m. Eastern time). (See “Description of Income Plans.”) If received on or after the closing of the NYSE, we will determine the Withdrawal Value at the close of the next regular trading session of the NYSE.

Retirement Benefits    You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Income Plans described below. Your request will state the Income Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59½ or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects an Income Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Income Plans

Generally    We will pay part or all of the benefits under a Contract under either a fixed or variable income plan you select, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. The fixed plans are not described in this prospectus. Under a

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variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable income plan, an Annuitant must select the initial allocation of Annuity Units among the Divisions and may reallocate Annuity Units among the Divisions at any time while the variable income plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

Description of Income Plans    The following Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 5 to 30 years (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain). An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitants, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

An Income Plan must result in payments that meet the minimums we require for annuity Income Plans on the date you elect the plan. From time to time, we may establish Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other Income Plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Income Plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Income Plan involves life contingencies. The first payment will be lower if the Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Income Plan in a Portfolio.

Assumed Investment Rate    The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Income Plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial

Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives.

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Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. However, there are situations where the variable annuity contract will pay greater compensation than investments over certain time periods, which may offer an incentive to your registered representative to recommend a variable annuity contract instead of investments.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

The more investments and annuity products your registered representative sells in a year, the higher percent of commissions or fees your registered representative receives from NMIS for investment products such as mutual funds and NMWMC investment advisory accounts. The different production levels and increasing percentages tied to those production levels are known as a “grid.”

Deferment of Benefit Payments    We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable Income Plan, or the payment of benefits under a variable Income Plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e)  such suspension or postponement is otherwise permitted by the 1940 Act.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under an Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” On Group Combination Annuity Contracts, dividends have arisen principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. However, there is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed.

Any dividends allocated to your Contract will be credited on the Contract anniversary and, under the Company’s current approach, will be based on the average variable Contract value, which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account. Under the terms of the Contract, dividends, if any, will be applied as a net purchase payment allocated to the Government Money Market Division. For the coming year, all NN Series front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

14	Account C Prospectus

Free Look    Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required under applicable state law), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable Income Plans. Periodic reports relating to the Portfolios, proxy material and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the SEC or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Amendments and Termination    After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to an Income Plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 1-888-455-2232 to make such changes.

Cybersecurity    The Company has administrative, technical and administrative safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any

Account C Prospectus	15

given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Financial Statements    Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract

We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge. The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee. We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2018 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements will continue past the current

16	Account C Prospectus

year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.21%.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $56,000 or 100% of compensation or earned income up to $280,000 (dollar amounts as indexed for 2019). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $19,000 in 2019 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $6,000 for 2019, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed by federal tax law on the taxable portion of premature payments of benefits (prior to age 59½ or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed under federal tax law on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions no later than December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1⁄2 or, if older and the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

Account C Prospectus	17

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) into an inherited IRA. The nonspouse designated beneficiary must then follow the distribution rules applicable to inherited IRAs.

Spousal Exceptions    If the employee’s spouse, as defined under federal tax law (below), elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70½. Alternatively, the spouse, as defined under federal tax law, may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. For example, certain declared federal disaster relief or military service provisions may supplement this information. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts Issued Prior to January 6, 1992

Contracts Issued Beginning May 1, 1984 and Prior to January 6, 1992    For Contracts issued beginning May 1, 1984 and prior to January 6, 1992, there is no surrender charge, but Purchase Payments paid under the Contract are subject to a deduction of 4.0% on the first $25,000 of Purchase Payments, 2.0% on the next $75,000, 1.0% on the next $100,000, 0.4% on the next $100,000, 0.2% on the next $200,000, and 0.1% on amounts in excess of $500,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”) The annual contract fee is based on the contract cash value as follows: 0.5% on the first $100,000 of cash value, 0.4% on the next $100,000, 0.3% on the next $100,000, 0.2% on the next $200,000 and 0.1% on the balance above $500,000. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction and annual contract fee are waived for Contracts issued to plans sponsored by the Company.

Contracts Issued Beginning December 17, 1981 and Prior to May 1, 1984    For Contracts issued beginning December 17, 1981 and prior to May 1, 1984, the surrender charge is currently being waived, but Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.50%. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. There is no charge assessed at present for mortality and expense risks for these Contracts. There is no annual Contract fee. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction is waived for Contracts issued to plans sponsored by the Company.

18	Account C Prospectus

Table of Contents for Statement of Additional Information

Account C Prospectus	19

TO: The Northwestern Mutual Life Insurance Company

Risk Products Department

Room T22

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account C Group Combination Annuity to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$6.344	$6.307	$5.108	$5.018	$4.764	$4.398	$3.258	$2.904	$2.961	$2.652
Number of Units Outstanding	16	19	127	130	193	187	186	176	169	257
Simplified-Load Version
Accumulation Unit Value	$5.473	$5.473	$4.460	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415
Number of Units Outstanding	13	29	58	105	111	161	184	196	237	350
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$4.713	$4.858	$3.659	$3.479	$3.081	$2.834	$2.211	$1.852	$1.985	$1.828
Number of Units Outstanding	38	44	79	81	61	61	61	67	175	135
Simplified-Load Version
Accumulation Unit Value	$4.291	$4.450	$3.372	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756
Number of Units Outstanding	47	31	31	31	31	71	72	142	283	288
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$4.248	$4.551	$3.668	$3.432	$3.564	$3.304	$2.586	$2.332	$2.376	$2.118
Number of Units Outstanding	11	11	71	81	155	154	180	175	197	185
Simplified-Load Version
Accumulation Unit Value	$3.665	$3.949	$3.202	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928
Number of Units Outstanding	24	37	45	196	223	297	375	360	422	531
Large Cap Blend Division
Front-Load Version
Accumulation Unit Value	$1.589	$1.666	$1.409	$1.244	$1.283	$1.147	$0.882	$0.771	$0.794	$0.699
Number of Units Outstanding	1	2	40	35	56	39	19	4	93	76
Simplified-Load Version
Accumulation Unit Value	$1.481	$1.563	$1.329	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688
Number of Units Outstanding	—	—	—	—	—	—	—	19	19	19
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$8.402	$8.862	$7.341	$6.612	$6.579	$5.836	$4.448	$3.868	$3.819	$3.345
Number of Units Outstanding	31	33	119	114	178	174	185	169	481	587
Simplified-Load Version
Accumulation Unit Value	$9.364	$9.937	$8.280	$7.503	$7.510	$6.702	$5.139	$4.495	$4.465	$3.935
Number of Units Outstanding	181	202	220	270	291	324	348	431	508	582
Large Company Value Division
Front-Load Version
Accumulation Unit Value	$1.458	$1.594	$1.444	$1.260	$1.319	$1.175	$0.900	$0.778	$0.772	$0.700
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.360	$1.495	$1.363	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689
Number of Units Outstanding	—	—	—	—	—	—	—	44	34	72
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$2.603	$2.696	$2.385	$2.088	$2.103	$1.859	$1.396	$1.229	$1.226	$1.076
Number of Units Outstanding	94	95	113	125	89	91	91	96	135	303
Simplified-Load Version
Accumulation Unit Value	$2.345	$2.444	$2.175	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024
Number of Units Outstanding	19	143	147	152	151	145	159	178	323	389
Equity Income Division
Front-Load Version
Accumulation Unit Value	$2.887	$3.205	$2.775	$2.344	$2.530	$2.370	$1.836	$1.576	$1.601	$1.398
Number of Units Outstanding	4	—	—	—	—	—	12	—	—	38
Simplified-Load Version
Accumulation Unit Value	$2.628	$2.936	$2.557	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343
Number of Units Outstanding	21	—	—	—	—	48	62	85	175	200

Account C Prospectus	21

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$6.429	$6.987	$5.846	$5.836	$5.832	$5.411	$4.338	$3.900	$4.184	$3.400
Number of Units Outstanding	2	5	75	95	145	143	156	161	391	459
Simplified-Load Version
Accumulation Unit Value	$8.679	$9.489	$7.987	$8.021	$8.064	$7.526	$6.071	$5.491	$5.925	$4.844
Number of Units Outstanding	101	111	128	226	251	281	321	335	351	534
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$4.635	$5.262	$4.567	$3.819	$3.938	$3.622	$2.738	$2.342	$2.404	$1.916
Number of Units Outstanding	12	12	24	26	23	23	36	23	23	53
Simplified-Load Version
Accumulation Unit Value	$4.120	$4.705	$4.109	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797
Number of Units Outstanding	91	76	104	101	150	151	187	190	328	400
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.444	$3.978	$3.581	$2.925	$2.984	$2.574	$1.989	$1.717	$1.739	$1.460
Number of Units Outstanding	32	32	54	50	75	66	57	46	64	100
Simplified-Load Version
Accumulation Unit Value	$3.136	$3.644	$3.300	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402
Number of Units Outstanding	13	1	1	—	—	54	70	116	118	94
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$5.060	$5.769	$4.774	$4.281	$4.295	$3.979	$2.890	$2.657	$2.750	$2.200
Number of Units Outstanding	7	6	5	5	19	19	43	41	55	71
Simplified-Load Version
Accumulation Unit Value	$4.498	$5.158	$4.295	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063
Number of Units Outstanding	17	46	67	67	68	67	83	107	151	202
Index 600 Stock Division
Front-Load Version
Accumulation Unit Value	$2.074	$2.289	$2.040	$1.628	$1.678	$1.603	$1.147	$0.997	$0.995	$0.795
Number of Units Outstanding	28	29	29	29	7	7	26	8	9	9
Simplified-Load Version
Accumulation Unit Value	$1.934	$2.147	$1.925	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783
Number of Units Outstanding	31	2	2	—	—	—	46	4	25	67
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.716	$4.286	$3.864	$2.938	$3.127	$3.141	$2.399	$2.076	$2.118	$1.748
Number of Units Outstanding	6	6	6	6	6	6	6	6	31	76
Simplified-Load Version
Accumulation Unit Value	$3.348	$3.885	$3.523	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662
Number of Units Outstanding	—	38	68	68	68	83	102	130	221	230
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.916	$2.174	$1.683	$1.753	$1.796	$1.893	$1.590	$1.357	$1.573	$1.360
Number of Units Outstanding	28	29	29	29	—	—	—	—	74	118
Simplified-Load Version
Accumulation Unit Value	$1.726	$1.970	$1.534	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293
Number of Units Outstanding	67	—	—	—	—	—	10	40	114	537
Research International Core Division
Front-Load Version
Accumulation Unit Value	$1.024	$1.194	$0.938	$0.954	$0.971	$1.048	$0.887	$0.765	$0.860	$0.779
Number of Units Outstanding	64	67	67	67	—	—	34	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.955	$1.120	$0.885	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767
Number of Units Outstanding	—	—	—	—	—	—	48	95	56	64
International Equity Division
Front-Load Version
Accumulation Unit Value	$4.363	$5.192	$4.273	$4.180	$4.302	$4.748	$3.938	$3.262	$3.652	$3.413
Number of Units Outstanding	36	37	85	98	152	148	177	175	212	344
Simplified-Load Version
Accumulation Unit Value	$3.741	$4.479	$3.708	$3.649	$3.778	$4.195	$3.500	$2.916	$3.285	$3.089
Number of Units Outstanding	142	191	204	330	340	358	431	466	501	778
Emerging Markets Equity Division
Front-Load Version
Accumulation Unit Value	$0.989	$1.154	$0.909	$0.839	$0.962	$1.033	$1.096	$0.928	$1.148	$0.932
Number of Units Outstanding	87	91	91	91	—	—	27	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.922	$1.083	$0.857	$0.796	$0.918	$0.992	$1.059	$0.902	$1.123	$0.917
Number of Units Outstanding	120	70	70	70	36	59	131	214	330	255

22	Account C Prospectus

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Government Money Market Division
Front-Load Version
Accumulation Unit Value	$1.689	$1.674	$1.675	$1.684	$1.695	$1.705	$1.714	$1.723	$1.731	$1.738
Number of Units Outstanding	101	446	358	375	366	358	349	297	117	473
Simplified-Load Version
Accumulation Unit Value	$2.790	$2.782	$2.800	$2.832	$2.867	$2.901	$2.935	$2.967	$3.000	$3.029
Number of Units Outstanding	67	63	57	64	134	587	348	398	630	614
Short-Term Bond Division
Front-Load Version
Accumulation Unit Value	$1.188	$1.180	$1.172	$1.160	$1.159	$1.163	$1.164	$1.148	$1.149	$1.116
Number of Units Outstanding	32	33	33	33	—	—	53	—	36	—
Simplified-Load Version
Accumulation Unit Value	$1.108	$1.107	$1.106	$1.102	$1.107	$1.117	$1.125	$1.116	$1.124	$1.098
Number of Units Outstanding	237	137	136	136	—	—	—	1,043	1,084	314
Select Bond Division
Front-Load Version
Accumulation Unit Value	$3.507	$3.537	$3.437	$3.357	$3.361	$3.204	$3.296	$3.161	$2.969	$2.804
Number of Units Outstanding	69	67	65	65	82	75	109	56	164	164
Simplified-Load Version
Accumulation Unit Value	$14.045	$14.253	$13.932	$13.689	$13.788	$13.225	$13.687	$13.204	$12.476	$11.852
Number of Units Outstanding	47	21	23	21	40	54	88	97	120	212
Long-Term U.S. Government Bond Division
Front-Load Version
Accumulation Unit Value	$1.878	$1.930	$1.794	$1.786	$1.825	$1.484	$1.723	$1.671	$1.305	$1.187
Number of Units Outstanding	—	—	—	—	—	—	—	—	31	—
Simplified-Load Version
Accumulation Unit Value	$1.751	$1.810	$1.693	$1.696	$1.743	$1.426	$1.665	$1.625	$1.276	$1.168
Number of Units Outstanding	—	—	45	45	45	45	45	45	45	99
Inflation Protection Division
Front-Load Version
Accumulation Unit Value	$1.330	$1.375	$1.336	$1.285	$1.322	$1.290	$1.417	$1.329	$1.195	$1.139
Number of Units Outstanding	38	40	40	40	—	—	—	—	35	—
Simplified-Load Version
Accumulation Unit Value	$1.241	$1.290	$1.261	$1.220	$1.263	$1.240	$1.370	$1.292	$1.169	$1.121
Number of Units Outstanding	195	128	127	126	—	—	186	37	24	58
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$4.404	$4.556	$4.290	$3.768	$3.845	$3.825	$3.638	$3.215	$3.094	$2.718
Number of Units Outstanding	12	12	13	12	10	9	8	8	33	59
Simplified-Load Version
Accumulation Unit Value	$3.799	$3.954	$3.745	$3.309	$3.397	$3.400	$3.253	$2.892	$2.800	$2.475
Number of Units Outstanding	38	7	7	7	7	54	87	117	108	158
Multi-Sector Bond Division
Front-Load Version
Accumulation Unit Value	$1.718	$1.752	$1.627	$1.474	$1.518	$1.479	$1.513	$1.325	$1.270	$1.129
Number of Units Outstanding	83	87	87	87	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.602	$1.644	$1.535	$1.400	$1.449	$1.421	$1.462	$1.288	$1.242	$1.111
Number of Units Outstanding	167	—	50	50	50	50	174	101	50	128
Balanced Division
Front-Load Version
Accumulation Unit Value	$4.932	$5.142	$4.622	$4.365	$4.398	$4.194	$3.766	$3.456	$3.406	$3.062
Number of Units Outstanding	13	16	111	110	238	232	229	291	547	670
Simplified-Load Version
Accumulation Unit Value	$13.053	$13.690	$12.378	$11.759	$11.922	$11.435	$10.331	$9.537	$9.456	$8.553
Number of Units Outstanding	62	149	209	241	407	407	489	516	540	758
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$2.146	$2.270	$1.989	$1.857	$1.878	$1.797	$1.550	$1.406	$1.416	$1.261
Number of Units Outstanding	7	7	18	18	43	43	44	44	45	96
Simplified-Load Version
Accumulation Unit Value	$1.933	$2.058	$1.814	$1.704	$1.733	$1.668	$1.448	$1.321	$1.338	$1.199
Number of Units Outstanding	—	—	—	—	363	364	835	843	842	862

Account C Prospectus	23

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Fidelity® Variable Insurance Products

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$4.376	$5.168	$4.315	$3.881	$3.971	$3.769	$2.792	$2.453	$2.770	$2.168
Number of Units Outstanding	13	13	14	14	14	13	33	33	70	67
Simplified-Load Version
Accumulation Unit Value	$3.984	$4.733	$3.976	$3.597	$3.703	$3.536	$2.635	$2.329	$2.645	$2.083
Number of Units Outstanding	53	57	57	59	51	80	47	61	146	162
VIP Contrafund® Division
Front-Load Version
Accumulation Unit Value	$1.907	$2.056	$1.702	$1.590	$1.594	$1.437	$1.104	$0.957	$0.991	$0.853
Number of Units Outstanding	38	40	40	40	—	—	—	—	49	—
Simplified-Load Version
Accumulation Unit Value	$1.778	$1.929	$1.606	$1.510	$1.522	$1.380	$1.067	$0.931	$0.969	$0.839
Number of Units Outstanding	69	44	44	50	18	7	30	59	326	393

Neuberger Berman Advisers Management Trust
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMT Sustainable Equity Division
Front-Load Version
Accumulation Unit Value	$1.842	$1.966	$1.671	$1.531	$1.548	$1.412	$1.033	$0.937	$0.973	$0.797
Number of Units Outstanding	24	25	25	25	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.717	$1.845	$1.577	$1.454	$1.479	$1.356	$0.998	$0.911	$0.951	$0.784
Number of Units Outstanding	—	—	—	—	—	—	19	42	138	122

Russell Investment Funds
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
U.S. Strategic Equity Division
Front-Load Version
Accumulation Unit Value	$1.941	$2.163	$1.802	$1.639	$1.632	$1.471	$1.114	$0.969	$0.991	$0.856
Number of Units Outstanding	—	—	—	—	20	20	20	648	759	931
Simplified-Load Version
Accumulation Unit Value	$1.726	$1.934	$1.621	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803
Number of Units Outstanding	4	112	112	107	114	105	105	103	374	377
U.S. Small Cap Equity Division
Front-Load Version
Accumulation Unit Value	$2.674	$3.057	$2.665	$2.260	$2.451	$2.429	$1.746	$1.518	$1.594	$1.285
Number of Units Outstanding	—	—	—	—	—	—	—	61	63	86
Simplified-Load Version
Accumulation Unit Value	$2.376	$2.734	$2.397	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206
Number of Units Outstanding	2	2	2	—	2	6	5	17	143	157
International Developed Markets Division
Front-Load Version
Accumulation Unit Value	$1.683	$1.990	$1.603	$1.576	$1.607	$1.693	$1.398	$1.174	$1.357	$1.225
Number of Units Outstanding	14	11	8	3	70	62	87	319	338	379
Simplified-Load Version
Accumulation Unit Value	$1.496	$1.779	$1.442	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150
Number of Units Outstanding	2	35	35	33	37	106	170	205	373	364
Strategic Bond Division
Front-Load Version
Accumulation Unit Value	$2.173	$2.205	$2.137	$2.086	$2.103	$2.007	$2.050	$1.904	$1.830	$1.675
Number of Units Outstanding	46	42	36	31	109	101	160	500	493	594
Simplified-Load Version
Accumulation Unit Value	$1.931	$1.972	$1.922	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571
Number of Units Outstanding	99	5	5	—	85	74	166	147	199	354
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$4.278	$4.567	$4.112	$4.017	$4.033	$3.538	$3.436	$2.711	$2.936	$2.404
Number of Units Outstanding	22	22	21	21	23	23	43	67	92	130
Simplified-Load Version
Accumulation Unit Value	$3.802	$4.084	$3.699	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255
Number of Units Outstanding	55	43	42	42	38	58	99	115	163	492

24	Account C Prospectus

Accumulation Unit Values

Contracts Issued On or After January 6, 1992 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Moderate Strategy Division
Front-Load Version
Accumulation Unit Value	$1.459	$1.545	$1.415	$1.322	$1.353	$1.299	$1.225	$1.110	$1.116	$0.997
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.360	$1.449	$1.335	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981
Number of Units Outstanding	245	244	198	158	164	169	289	295	294	312
Balanced Strategy Division
Front-Load Version
Accumulation Unit Value	$1.429	$1.544	$1.387	$1.280	$1.319	$1.269	$1.136	$1.013	$1.044	$0.921
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.333	$1.448	$1.309	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907
Number of Units Outstanding	287	277	251	209	200	185	323	330	328	343
Growth Strategy Division
Front-Load Version
Accumulation Unit Value	$1.366	$1.495	$1.301	$1.194	$1.243	$1.206	$1.041	$0.917	$0.969	$0.848
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	2
Simplified-Load Version
Accumulation Unit Value	$1.274	$1.403	$1.228	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834
Number of Units Outstanding	485	468	419	372	362	334	332	354	352	377
Equity Growth Strategy Division
Front-Load Version
Accumulation Unit Value	$1.277	$1.420	$1.216	$1.104	$1.156	$1.124	$0.944	$0.822	$0.882	$0.771
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.191	$1.332	$1.147	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759
Number of Units Outstanding	460	512	459	409	406	377	375	394	392	420

Credit Suisse Trust
	December 31,
	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Front-Load Version
Accumulation Unit Value	$4.217	$4.804	$4.763	$4.280	$5.746	$6.963
Number of Units Outstanding	14	15	15	15	—	—
Simplified-Load Version
Accumulation Unit Value	$4.027	$4.616	$4.604	$4.162	$5.621	$6.852
Number of Units Outstanding	15	5	5	5	—	—

(a)	The initial investment was made on November 15, 2013.

(b)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account C Prospectus	25

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Growth Stock Division
Accumulation Unit Value	$74.477	$73.552	$59.190	$57.764	$54.488	$49.978	$36.785	$32.570	$32.998	$29.366
Number of Units Outstanding	4	4	4	6	6	6	6	7	7	8
Focused Appreciation Division
Accumulation Unit Value	$52.188	$53.438	$39.992	$37.773	$33.238	$30.373	$23.544	$19.597	$20.870	$19.089
Number of Units Outstanding	2	2	2	2	3	3	10	9	8	7
Large Cap Core Stock Division
Accumulation Unit Value	$49.869	$53.074	$42.504	$39.512	$40.760	$37.544	$29.198	$26.157	$26.477	$23.450
Number of Units Outstanding	—	—	—	—	—	1	1	2	2	7
Large Cap Blend Division
Accumulation Unit Value	$17.141	$17.856	$15.002	$13.161	$13.487	$11.980	$9.155	$7.947	$8.134	$7.117
Number of Units Outstanding	—	—	—	—	2	2	2	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$135.776	$142.286	$117.092	$104.795	$103.583	$91.297	$69.136	$59.726	$58.584	$50.989
Number of Units Outstanding	4	6	6	15	15	21	23	24	25	31
Large Company Value Division
Accumulation Unit Value	$15.732	$17.086	$15.379	$13.332	$13.865	$12.267	$9.343	$8.022	$7.904	$7.124
Number of Units Outstanding	—	—	—	—	1	1	1	—	—	—
Domestic Equity Division
Accumulation Unit Value	$29.153	$29.996	$26.364	$22.930	$22.951	$20.155	$15.038	$13.151	$13.033	$11.371
Number of Units Outstanding	—	—	—	—	1	1	2	2	2	2
Equity Income Division
Accumulation Unit Value	$31.961	$35.257	$30.330	$25.452	$27.292	$25.404	$19.551	$16.677	$16.832	$14.595
Number of Units Outstanding	—	—	—	1	1	1	2	8	8	8
Mid Cap Growth Stock Division
Accumulation Unit Value	$116.184	$125.442	$104.283	$103.425	$102.694	$94.655	$75.403	$67.344	$71.779	$57.953
Number of Units Outstanding	—	—	—	11	11	14	16	16	17	19
Index 400 Stock Division
Accumulation Unit Value	$52.678	$59.411	$51.235	$42.561	$43.599	$39.847	$29.923	$25.435	$25.935	$20.536
Number of Units Outstanding	1	1	1	1	1	3	4	4	4	1
Mid Cap Value Division
Accumulation Unit Value	$38.138	$43.762	$39.140	$31.762	$32.189	$27.585	$21.180	$18.169	$18.280	$15.242
Number of Units Outstanding	1	1	1	1	3	3	3	4	3	3
Small Cap Growth Stock Division
Accumulation Unit Value	$57.505	$65.130	$53.557	$47.713	$47.562	$43.773	$31.583	$28.848	$29.672	$23.577
Number of Units Outstanding	1	1	1	1	2	2	2	3	3	6
Index 600 Stock Division
Accumulation Unit Value	$22.379	$24.533	$21.724	$17.225	$17.639	$16.745	$11.904	$10.280	$10.188	$8.092
Number of Units Outstanding	2	2	2	2	2	2	1	—	—	—
Small Cap Value Division
Accumulation Unit Value	$41.620	$47.691	$42.714	$32.263	$34.122	$34.047	$25.840	$22.213	$22.520	$18.467
Number of Units Outstanding	1	1	1	2	2	3	5	6	6	4
International Growth Division
Accumulation Unit Value	$21.460	$24.188	$18.602	$19.258	$19.596	$20.524	$17.131	$14.519	$16.721	$14.362
Number of Units Outstanding	7	7	7	7	5	5	5	10	10	11
Research International Core Division
Accumulation Unit Value	$11.053	$12.803	$9.986	$10.099	$10.212	$10.947	$9.206	$7.884	$8.807	$7.931
Number of Units Outstanding	—	1	1	1	3	3	3	1	—	—
International Equity Division
Accumulation Unit Value	$5.156	$6.094	$4.983	$4.843	$4.953	$5.431	$4.475	$3.682	$4.096	$3.804
Number of Units Outstanding	2	3	2	3	12	45	71	120	119	109
Emerging Markets Equity Division
Accumulation Unit Value	$10.669	$12.370	$9.676	$8.872	$10.110	$10.784	$11.370	$9.568	$11.763	$9.480
Number of Units Outstanding	—	1	1	1	4	4	5	4	3	3
Government Money Market Division
Accumulation Unit Value	$42.522	$41.875	$41.626	$41.573	$41.569	$41.539	$41.498	$41.438	$41.380	$41.259
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	3
Short-Term Bond Division
Accumulation Unit Value	$12.818	$12.647	$12.481	$12.276	$12.188	$12.142	$12.076	$11.832	$11.767	$11.354
Number of Units Outstanding	5	6	6	5	2	2	2	—	—	—
Select Bond Division
Accumulation Unit Value	$226.414	$226.897	$219.048	$212.550	$211.428	$200.286	$204.702	$195.022	$181.992	$170.745
Number of Units Outstanding	—	1	1	1	1	2	3	4	4	2

26	Account C Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Long-Term U.S. Government Bond Division
Accumulation Unit Value	$20.263	$20.686	$19.104	$18.899	$19.181	$15.502	$17.875	$17.229	$13.364	$12.081
Number of Units Outstanding	—	—	—	—	1	1	4	3	3	3
Inflation Protection Division
Accumulation Unit Value	$14.354	$14.739	$14.230	$13.593	$13.899	$13.477	$14.702	$13.695	$12.236	$11.587
Number of Units Outstanding	4	5	5	4	2	2	4	8	9	8
High Yield Bond Division
Accumulation Unit Value	$51.691	$53.129	$49.708	$43.377	$43.976	$43.465	$41.068	$36.060	$34.476	$30.095
Number of Units Outstanding	—	—	—	—	1	2	2	2	3	2
Multi-Sector Bond Division
Accumulation Unit Value	$18.536	$18.780	$17.328	$15.598	$15.952	$15.450	$15.698	$13.657	$13.009	$11.493
Number of Units Outstanding	—	1	1	—	2	2	2	6	6	6
Balanced Division
Accumulation Unit Value	$209.278	$216.761	$193.564	$181.609	$181.830	$172.249	$153.678	$140.097	$137.200	$122.549
Number of Units Outstanding	32	33	35	36	36	37	38	41	42	47
Asset Allocation Division
Accumulation Unit Value	$24.028	$25.260	$21.989	$20.400	$20.487	$19.484	$16.700	$15.043	$15.054	$13.322
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—

Fidelity® Variable Insurance Products
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VIP Mid Cap Division
Accumulation Unit Value	$48.450	$56.847	$47.162	$42.138	$42.835	$40.399	$29.734	$25.954	$29.113	$22.644
Number of Units Outstanding	1	1	1	1	2	2	2	4	5	5
VIP Contrafund® Division
Accumulation Unit Value	$20.574	$22.037	$18.125	$16.824	$16.754	$15.006	$11.459	$9.866	$10.149	$8.680
Number of Units Outstanding	4	4	4	4	6	6	6	15	13	14

Neuberger Berman Advisers Management Trust
	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMT Sustainable Equity Division
Accumulation Unit Value	$19.872	$21.077	$17.797	$16.200	$16.275	$14.744	$10.715	$9.655	$9.962	$8.109
Number of Units Outstanding	—	—	—	1	1	1	1	1	—	—
U.S. Strategic Equity Division
Accumulation Unit Value	$22.064	$24.418	$20.214	$18.271	$18.072	$16.179	$12.172	$10.521	$10.687	$9.176
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
U.S. Small Cap Equity Division
Accumulation Unit Value	$30.385	$34.518	$29.891	$25.191	$27.141	$26.725	$19.089	$16.479	$17.202	$13.775
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
International Developed Markets Division
Accumulation Unit Value	$19.125	$22.466	$17.977	$17.562	$17.796	$18.625	$15.277	$12.751	$14.636	$13.136
Number of Units Outstanding	—	—	—	—	1	1	2	1	1	1
Strategic Bond Division
Accumulation Unit Value	$24.694	$24.896	$23.970	$23.249	$23.282	$22.078	$22.403	$20.671	$19.747	$17.948
Number of Units Outstanding	3	3	3	3	1	1	2	7	8	8
Global Real Estate Securities Division
Accumulation Unit Value	$48.615	$51.568	$46.124	$44.772	$44.661	$38.921	$37.551	$29.439	$31.671	$25.766
Number of Units Outstanding	1	1	1	1	4	5	5	6	6	5

Account C Prospectus	27

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Moderate Strategy Division
Accumulation Unit Value	$15.742	$16.557	$15.068	$13.984	$14.227	$13.569	$12.706	$11.440	$11.426	$10.145
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Balanced Strategy Division
Accumulation Unit Value	$15.422	$16.546	$14.773	$13.547	$13.866	$13.255	$11.790	$10.438	$10.694	$9.376
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Growth Strategy Division
Accumulation Unit Value	$14.740	$16.029	$13.860	$12.632	$13.064	$12.592	$10.803	$9.458	$9.928	$8.628
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Equity Growth Strategy Division
Accumulation Unit Value	$13.780	$15.219	$12.946	$11.679	$12.150	$11.741	$9.799	$8.471	$9.033	$7.849
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—

Credit Suisse Trust
	December 31,
	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Accumulation Unit Value	$4.433	$5.017	$4.942	$4.412	$5.885	$7.085
Number of Units Outstanding	—	—	—	1	3	3

(a)	The initial investment was made on November 15, 2013.

(b)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

28	Account C Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DISTRIBUTION OF THE CONTRACTS

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2018	$22,916
2017	$24,988
2016	$27,068

NMIS also provides certain services related to the administration of a certain income plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Income Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table A Mortality Table with Projection Scale G and an age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1)	Value of Annuitant’s retirement benefit allocated to Balanced	$50,000

(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00

(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$250.00

(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of income plan.	$1.500000

(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67

The $50,000 value on the effective date of the income plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

EXPERTS

The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018, and the financial statements of NML Variable Annuity Account C as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2018

Northwestern Mutual Variable Annuity Account C

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Divisions of NML Variable Annuity Account C indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Divisions in the NML Variable Annuity Account C as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Divisions in the NML Variable Annuity Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Divisions in the NML Variable Annuity Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the underlying registered investment companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 26, 2019

We have served as the auditor of one or more of the Divisions in NML Variable Annuity Account C since 1971.

2

Northwestern Mutual Variable Annuity Account C

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division		Large Cap Blend Division		Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$757	$2,176	$313		$447		$7,068
Fidelity Variable Insurance Products Fund	-	-	-		-		-
Neuberger Berman Advisers Management Trust	-	-	-		-		-
Russell Investment Funds	-	-	-		-		-
Credit Suisse Trust	-	-	-		-		-
Due from Northwestern Mutual Life Insurance Company	-	-	-		-		-

Total Assets	757	2,176	313		447		7,068

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-		-		2
Due to Participants	-	-	-		-		-

Total Liabilities	-	-	-		-		2

Total Net Assets	$757	$2,176	$313		$447		$7,066

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$325	$102	$-		$5		$543
Annuity Reserves	-	-	-		-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	100	179	47		1		257
Annuity Reserves	-	-	-		-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	73	203	87		-		1,690
Annuity Reserves	-	-	-		-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	259	1,692	179		441		4,517
Annuity Reserves	-	-	-		-		59

Total Net Assets	$757	$2,176	$313		$447		$7,066

(1) Investments, at cost	$745	$2,063	$384		$446		$6,251
Mutual Fund Shares Held	275	848	238		408		1,540
(2) Accumulation Unit Value	$74.477290	$52.188290	$49.869208		$17.140701		$135.776139
Units Outstanding	4	2	- (a	)	- (a	)	4
(3) Accumulation Unit Value	$6.344366	$4.713474	$4.248092		$1.588728		$8.401787
Units Outstanding	16	38	11		1		31
(4) Accumulation Unit Value	$5.472954	$4.291278	$3.664567		$1.481405		$9.363840
Units Outstanding	13	47	24		-		181
(5) Accumulation Unit Value	$2.073988	$4.939933	$1.746744		$1.645237		$2.270665
Units Outstanding	125	343	102		268		1,989

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division		Equity Income Division		Mid Cap Growth Stock Division		Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$322	$1,647		$1,846		$1,179		$1,850
Fidelity Variable Insurance Products Fund	-	-		-		-		-
Neuberger Berman Advisers Management Trust	-	-		-		-		-
Russell Investment Funds	-	-		-		-		-
Credit Suisse Trust	-	-		-		-		-
Due from Northwestern Mutual Life Insurance Company	-	12		-		-		-

Total Assets	322	1,659		1,846		1,179		1,850

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-		-		-		2
Due to Participants	-	-		-		-		-

Total Liabilities	-	-		-		-		2

Total Net Assets	$322	$1,659		$1,846		$1,179		$1,848

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$6		$5		$3		$36
Annuity Reserves	-	-		-		-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	244		10		15		55
Annuity Reserves	-	-		-		-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	44		55		873		375
Annuity Reserves	-	-		-		-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	314	1,365		1,776		288		1,366
Annuity Reserves	8	-		-		-		16

Total Net Assets	$322	$1,659		$1,846		$1,179		$1,848

(1) Investments, at cost	$367	$1,601		$2,033		$1,393		$2,012
Mutual Fund Shares Held	362	1,063		1,205		438		1,066
(2) Accumulation Unit Value	$15.732361	$29.152607		$31.961107		$116.184426		$52.678316
Units Outstanding	-	- (a	)	- (a	)	- (a	)	1
(3) Accumulation Unit Value	$1.458166	$2.603150		$2.886677		$6.429243		$4.635374
Units Outstanding	-	94		4		2		12
(4) Accumulation Unit Value	$1.359607	$2.345210		$2.627977		$8.679008		$4.120095
Units Outstanding	-	19		21		101		91
(5) Accumulation Unit Value	$1.510098	$2.742575		$3.025261		$1.646579		$3.985981
Units Outstanding	208	497		587		175		343

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division		International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$885	$695	$1,021	$918		$1,301
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-	8	-	1		-

Total Assets	885	703	1,021	919		1,301

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-		1
Due to Participants	-	-	-	-		-

Total Liabilities	-	-	-	-		1

Total Net Assets	$885	$703	$1,021	$919		$1,300

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$39	$38	$38	$60		$142
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	112	34	58	24		53
Annuity Reserves	-	-	-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	40	74	59	1		116
Annuity Reserves	-	-	-	-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	690	557	857	834		984
Annuity Reserves	4	-	9	-		5

Total Net Assets	$885	$703	$1,021	$919		$1,300

(1) Investments, at cost	$1,042	$760	$1,043	$1,023		$1,297
Mutual Fund Shares Held	620	296	812	449		933
(2) Accumulation Unit Value	$38.138006	$57.505467	$22.378619	$41.620093		$21.459907
Units Outstanding	1	1	2	1		7
(3) Accumulation Unit Value	$3.444440	$5.060089	$2.074233	$3.716459		$1.916146
Units Outstanding	32	7	28	6		28
(4) Accumulation Unit Value	$3.135936	$4.497509	$1.934012	$3.348176		$1.726341
Units Outstanding	13	17	31	- (a	)	67
(5) Accumulation Unit Value	$3.609939	$2.393724	$2.148073	$3.915385		$2.018813
Units Outstanding	191	233	399	213		487

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	Research International Core Division		International Equity Division	Emerging Markets Equity Division		Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,296		$3,555	$2,024		$1,334	$1,279
Fidelity Variable Insurance Products Fund	-		-	-		-	-
Neuberger Berman Advisers Management Trust	-		-	-		-	-
Russell Investment Funds	-		-	-		-	-
Credit Suisse Trust	-		-	-		-	-
Due from Northwestern Mutual Life Insurance Company	-		5	-		-	-

Total Assets	1,296		3,560	2,024		1,334	1,279

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	-		-	-
Due to Participants	-		-	-		-	-

Total Liabilities	-		-	-		-	-

Total Net Assets	$1,296		$3,560	$2,024		$1,334	$1,279

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$4		$9	$5		$-	$65
Annuity Reserves	-		-	-		-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	66		158	86		170	38
Annuity Reserves	-		-	-		-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-		533	110		188	263
Annuity Reserves	-		-	-		-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	1,221		2,829	1,807		976	911
Annuity Reserves	5		31	16		-	2

Total Net Assets	$1,296		$3,560	$2,024		$1,334	$1,279

(1) Investments, at cost	$1,360		$4,018	$2,038		$1,334	$1,282
Mutual Fund Shares Held	1,469		2,250	2,153		1,334	1,240
(2) Accumulation Unit Value	$11.053328		$5.155553	$10.668771		$42.522150	$12.818134
Units Outstanding	- (a	)	2	- (a	)	-	5
(3) Accumulation Unit Value	$1.024472		$4.363245	$0.988837		$1.689074	$1.187890
Units Outstanding	64		36	87		101	32
(4) Accumulation Unit Value	$0.955206		$3.741337	$0.922016		$2.789847	$1.107847
Units Outstanding	-		142	120		67	237
(5) Accumulation Unit Value	$1.060996		$1.908282	$1.024040		$1.273783	$1.230522
Units Outstanding	1,151		1,482	1,764		766	741

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	Select Bond Division		Long-Term U.S. Government Bond Division		Inflation Protection Division	High Yield Bond Division		Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$5,771		$315		$1,359	$1,714		$2,565
Fidelity Variable Insurance Products Fund	-		-		-	-		-
Neuberger Berman Advisers Management Trust	-		-		-	-		-
Russell Investment Funds	-		-		-	-		-
Credit Suisse Trust	-		-		-	-		-
Due from Northwestern Mutual Life Insurance Company	-		-		-	-		-

Total Assets	5,771		315		1,359	1,714		2,565

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-		-	2		2
Due to Participants	-		-		-	-		-

Total Liabilities	-		-		-	2		2

Total Net Assets	$5,771		$315		$1,359	$1,712		$2,563

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$73		$3		$64	$2		$3
Annuity Reserves	-		-		-	-		-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	241		-		51	53		143
Annuity Reserves	-		-		-	-		-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	661		-		241	144		268
Annuity Reserves	-		-		-	-		-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	4,735		312		999	1,511		2,138
Annuity Reserves	61		-		4	2		11

Total Net Assets	$5,771		$315		$1,359	$1,712		$2,563

(1) Investments, at cost	$5,917		$334		$1,401	$1,820		$2,626
Mutual Fund Shares Held	4,707		313		1,278	2,495		2,449
(2) Accumulation Unit Value	$226.413644		$20.262648		$14.354000	$51.690668		$18.535667
Units Outstanding	- (a	)	- (a	)	4	- (a	)	- (a	)
(3) Accumulation Unit Value	$3.506543		$1.878173		$1.330480	$4.403530		$1.718041
Units Outstanding	69		-		38	12		83
(4) Accumulation Unit Value	$14.045377		$1.751302		$1.240557	$3.798736		$1.602009
Units Outstanding	47		-		195	38		167
(5) Accumulation Unit Value	$2.316621		$1.945014		$1.377840	$3.004797		$1.779214
Units Outstanding	2,044		161		725	503		1,201

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$9,747	$425	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	1,841	2,401	-
Neuberger Berman Advisers Management Trust	-	-	-	-	640
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	15	-	-	-	-

Total Assets	9,762	425	1,841	2,401	640

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	2	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	2	-

Total Net Assets	$9,762	$425	$1,841	$2,399	$640

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$6,789	$-	$64	$83	$4
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	63	15	56	73	44
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	806	-	209	123	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	2,032	405	1,512	2,111	590
Annuity Reserves	72	5	-	9	2

Total Net Assets	$9,762	$425	$1,841	$2,399	$640

(1) Investments, at cost	$9,695	$455	$2,073	$2,454	$656
Mutual Fund Shares Held	7,167	388	63	77	28
(2) Accumulation Unit Value	$209.277798	$24.028105	$48.449732	$20.573795	$19.872228
Units Outstanding	32	-	1	4	- (a	)
(3) Accumulation Unit Value	$4.932403	$2.145509	$4.375794	$1.906939	$1.841960
Units Outstanding	13	7	13	38	24
(4) Accumulation Unit Value	$13.052588	$1.932994	$3.983763	$1.778089	$1.717474
Units Outstanding	62	-	53	69	-
(5) Accumulation Unit Value	$2.041719	$2.260490	$4.585972	$1.974839	$1.907475
Units Outstanding	995	180	330	1,069	309

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	392	106	711	2,357	2,433
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	392	106	711	2,357	2,433

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	1

Total Net Assets	$392	$106	$711	$2,357	$2,432

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$67	$46
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	24	100	95
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	7	5	3	190	207
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	385	101	684	1,996	2,076
Annuity Reserves	-	-	-	4	8

Total Net Assets	$392	$106	$711	$2,357	$2,432

(1) Investments, at cost	$486	$131	$841	$2,444	$2,746
Mutual Fund Shares Held	30	9	71	234	183
(2) Accumulation Unit Value	$22.064057	$30.385277	$19.124827	$24.693685	$48.615288
Units Outstanding	-	-	-	3	1
(3) Accumulation Unit Value	$1.941479	$2.673679	$1.682810	$2.172952	$4.277823
Units Outstanding	-	-	14	46	22
(4) Accumulation Unit Value	$1.725623	$2.376428	$1.495765	$1.931442	$3.802249
Units Outstanding	4	2	2	99	55
(5) Accumulation Unit Value	$2.009642	$2.482900	$1.499935	$2.251353	$4.391475
Units Outstanding	192	41	456	886	473

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

December 31, 2018 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	979	1,711	1,082	556	-
Credit Suisse Trust	-	-	-	-	1,237
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	979	1,711	1,082	556	1,237

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$979	$1,711	$1,082	$556	$1,237

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$-	$1
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	-	-	60
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	333	383	618	548	61
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	646	1,328	464	8	1,108
Annuity Reserves	-	-	-	-	7

Total Net Assets	$979	$1,711	$1,082	$556	$1,237

(1) Investments, at cost	$1,046	$1,932	$1,095	$558	$1,558
Mutual Fund Shares Held	106	197	123	68	356
(2) Accumulation Unit Value	$15.741887	$15.421524	$14.739598	$13.779890	$4.432602
Units Outstanding	-	-	-	-	- (	a)
(3) Accumulation Unit Value	$1.459128	$1.429398	$1.366144	$1.277200	$4.216721
Units Outstanding	-	-	-	-	14
(4) Accumulation Unit Value	$1.360492	$1.332766	$1.273823	$1.190878	$4.027153
Units Outstanding	245	287	485	460	15
(5) Accumulation Unit Value	$1.511015	$1.480278	$1.414812	$1.322719	$4.314833
Units Outstanding	428	898	328	6	257

(a)	Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2018 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$6	$12	$6	$4	$123
Expenses:
Mortality and expense risk charges	3	11	3	2	43

Net investment income (loss)	3	1	3	2	80

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	28	42	15	19	556
Realized gain distribution	90	67	110	23	73

Realized gains (losses)	118	109	125	42	629

Change in unrealized appreciation/(depreciation) of investments during the period	(101)	(178)	(148)	(63)	(1,072)

Net increase (decrease) in net assets resulting from operations	$20	$(68)	$(20)	$(19)	$(363)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$6	$37	$43	$2	$23
Expenses:
Mortality and expense risk charges	1	11	8	14	11

Net investment income (loss)	5	26	35	(12)	12

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	156	42	22	28
Realized gain distribution	27	73	160	225	135

Realized gains (losses)	38	229	202	247	163

Change in unrealized appreciation/(depreciation) of investments during the period	(70)	(328)	(440)	(332)	(418)

Net increase (decrease) in net assets resulting from operations	$(27)	$(73)	$(203)	$(97)	$(243)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$17	$-	$16	$6	$20
Expenses:
Mortality and expense risk charges	4	5	5	5	5

Net investment income (loss)	13	(5)	11	1	15

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	66	15	42	19
Realized gain distribution	95	79	48	90	-

Realized gains (losses)	102	145	63	132	19

Change in unrealized appreciation/(depreciation) of investments during the period	(253)	(259)	(181)	(283)	(203)

Net increase (decrease) in net assets resulting from operations	$(138)	$(119)	$(107)	$(150)	$(169)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2018 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$23	$107	$29	$19	$18
Expenses:
Mortality and expense risk charges	5	23	9	7	5

Net investment income (loss)	18	84	20	12	13

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	33	(2)	-	(1)
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	11	33	(2)	-	(1)

Change in unrealized appreciation/(depreciation) of investments during the period	(233)	(823)	(333)	-	(2)

Net increase (decrease) in net assets resulting from operations	$(204)	$(706)	$(315)	$12	$10

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$121	$6	$26	$94	$73
Expenses:
Mortality and expense risk charges	21	1	5	7	9

Net investment income (loss)	100	5	21	87	64

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(29)	(5)	(2)	(5)	(1)
Realized gain distribution	-	7	-	-	-

Realized gains (losses)	(29)	2	(2)	(5)	(1)

Change in unrealized appreciation/(depreciation) of investments during the period	(103)	(17)	(56)	(134)	(99)

Net increase (decrease) in net assets resulting from operations	$(32)	$(10)	$(37)	$(52)	$(36)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$266	$9	$9	$11	$3
Expenses:
Mortality and expense risk charges	29	2	10	10	2

Net investment income (loss)	237	7	(1)	1	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(33)	-	18	68	19
Realized gain distribution	248	12	191	216	38

Realized gains (losses)	215	12	209	284	57

Change in unrealized appreciation/(depreciation) of investments during the period	(867)	(43)	(540)	(466)	(101)

Net increase (decrease) in net assets resulting from operations	$(415)	$(24)	$(332)	$(181)	$(43)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

For the Year Ended December 31, 2018 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division

Income:
Dividend income	$5	$1	$13	$46
Expenses:
Mortality and expense risk charges	2	-	3	8

Net investment income (loss)	3	1	10	38

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	-	14	(11)
Realized gain distribution	81	20	58	-

Realized gains (losses)	129	20	72	(11)

Change in unrealized appreciation/(depreciation) of investments during the period	(164)	(34)	(204)	(53)

Net increase (decrease) in net assets resulting from operations	$(32)	$(13)	$(122)	$(26)

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division

Income:
Dividend income	$114	$46	$101
Expenses:
Mortality and expense risk charges	11	7	10

Net investment income (loss)	103	39	91

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	-	4
Realized gain distribution	3	9	52

Realized gains (losses)	10	9	56

Change in unrealized appreciation/(depreciation) of investments during the period	(270)	(106)	(283)

Net increase (decrease) in net assets resulting from operations	$(157)	$(58)	$(136)

	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$59	$32	$29
Expenses:
Mortality and expense risk charges	10	9	5

Net investment income (loss)	49	23	24

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9	26	(35)
Realized gain distribution	45	30	-

Realized gains (losses)	54	56	(35)

Change in unrealized appreciation/(depreciation) of investments during the period	(209)	(154)	(148)

Net increase (decrease) in net assets resulting from operations	$(106)	$(75)	$(159)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$3	$2	$1	$7
Net realized gains (losses)	118	186	109	106
Net change in unrealized appreciation/(depreciation)	(101)	52	(178)	490

Net increase (decrease) in net assets resulting from operations	20	240	(68)	603

Contract Transactions:
Contract owners’ net payments	35	81	119	36
Annuity payments	-	-	-	-
Surrenders and other (net)	(165)	(653)	(97)	(65)
Transfers from other divisions or sponsor	414	326	2,920	2,678
Transfers to other divisions or sponsor	(440)	(420)	(2,920)	(2,903)

Net increase (decrease) in net assets resulting from contract transactions	(156)	(666)	22	(254)

Net increase (decrease) in net assets	(136)	(426)	(46)	349

Net Assets:
Beginning of period	893	1,319	2,222	1,873

End of period	$757	$893	$2,176	$2,222

Units issued during the period	189	266	575	600
Units redeemed during the period	(225)	(354)	(569)	(656)

Net units issued (redeemed) during period	(36)	(88)	6	(56)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$3	$4	$2	$2
Net realized gains (losses)	125	60	42	37
Net change in unrealized appreciation/(depreciation)	(148)	54	(63)	46

Net increase (decrease) in net assets resulting from operations	(20)	118	(19)	85

Contract Transactions:
Contract owners’ net payments	22	21	6	7
Annuity payments	-	-	-	-
Surrenders and other (net)	(74)	(265)	(14)	(70)
Transfers from other divisions or sponsor	446	446	894	897
Transfers to other divisions or sponsor	(523)	(452)	(937)	(863)

Net increase (decrease) in net assets resulting from contract transactions	(129)	(250)	(51)	(29)

Net increase (decrease) in net assets	(149)	(132)	(70)	56

Net Assets:
Beginning of period	462	594	517	461

End of period	$313	$462	$447	$517

Units issued during the period	240	304	511	592
Units redeemed during the period	(292)	(358)	(539)	(611)

Net units issued (redeemed) during period	(52)	(54)	(28)	(19)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$80	$87	$5	$8
Net realized gains (losses)	629	579	38	32
Net change in unrealized appreciation/(depreciation)	(1,072)	775	(70)	2

Net increase (decrease) in net assets resulting from operations	(363)	1,441	(27)	42

Contract Transactions:
Contract owners’ net payments	553	423	25	18
Annuity payments	(4)	(1)	(1)	(1)
Surrenders and other (net)	(1,007)	(1,050)	(5)	(2)
Transfers from other divisions or sponsor	6,715	6,808	460	441
Transfers to other divisions or sponsor	(6,757)	(6,864)	(559)	(454)

Net increase (decrease) in net assets resulting from contract transactions	(500)	(684)	(80)	2

Net increase (decrease) in net assets	(863)	757	(107)	44

Net Assets:
Beginning of period	7,929	7,172	429	385

End of period	$7,066	$7,929	$322	$429

Units issued during the period	2,808	3,308	302	295
Units redeemed during the period	(2,861)	(3,327)	(349)	(293)

Net units issued (redeemed) during period	(53)	(19)	(47)	2

	Domestic Equity Division		Equity Income Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$26	$21	$35	$36
Net realized gains (losses)	229	106	202	158
Net change in unrealized appreciation/(depreciation)	(328)	115	(440)	81

Net increase (decrease) in net assets resulting from operations	(73)	242	(203)	275

Contract Transactions:
Contract owners’ net payments	31	35	116	113
Annuity payments	-	-	-	-
Surrenders and other (net)	(16)	(102)	(88)	(87)
Transfers from other divisions or sponsor	3,661	3,495	3,228	3,032
Transfers to other divisions or sponsor	(4,003)	(3,425)	(3,187)	(3,182)

Net increase (decrease) in net assets resulting from contract transactions	(327)	3	69	(124)

Net increase (decrease) in net assets	(400)	245	(134)	151

Net Assets:
Beginning of period	2,059	1,814	1,980	1,829

End of period	$1,659	$2,059	$1,846	$1,980

Units issued during the period	1,276	1,334	1,005	1,022
Units redeemed during the period	(1,411)	(1,334)	(983)	(1,064)

Net units issued (redeemed) during period	(135)	-	22	(42)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$(12)	$(13)	$ 12	$10
Net realized gains (losses)	247	30	163	200
Net change in unrealized appreciation/(depreciation)	(332)	266	(418)	72

Net increase (decrease) in net assets resulting from operations	(97)	283	(243)	282

Contract Transactions:
Contract owners’ net payments	73	84	81	78
Annuity payments	-	-	(1)	-
Surrenders and other (net)	(205)	(651)	(48)	(226)
Transfers from other divisions or sponsor	561	582	2,313	2,258
Transfers to other divisions or sponsor	(565)	(610)	(2,297)	(2,188)

Net increase (decrease) in net assets resulting from contract transactions	(136)	(595)	48	(78)

Net increase (decrease) in net assets	(233)	(312)	(195)	204

Net Assets:
Beginning of period	1,412	1,724	2,043	1,839

End of period	$1,179	$1,412	$ 1,848	$2,043

Units issued during the period	306	409	526	569
Units redeemed during the period	(323)	(490)	(517)	(582)

Net units issued (redeemed) during period	(17)	(81)	9	(13)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$13	$10	$ (5)	$(5)
Net realized gains (losses)	102	73	145	87
Net change in unrealized appreciation/(depreciation)	(253)	22	(259)	90

Net increase (decrease) in net assets resulting from operations	(138)	105	(119)	172

Contract Transactions:
Contract owners’ net payments	85	35	69	53
Annuity payments	-	-	-	-
Surrenders and other (net)	(44)	(134)	(13)	(121)
Transfers from other divisions or sponsor	1,553	1,531	784	762
Transfers to other divisions or sponsor	(1,575)	(1,544)	(963)	(734)

Net increase (decrease) in net assets resulting from contract transactions	19	(112)	(123)	(40)

Net increase (decrease) in net assets	(119)	(7)	(242)	132

Net Assets:
Beginning of period	1,004	1,011	945	813

End of period	$885	$1,004	$ 703	$945

Units issued during the period	398	415	302	324
Units redeemed during the period	(392)	(446)	(327)	(320)

Net units issued (redeemed) during period	6	(31)	(25)	4

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$11	$15	$1	$4
Net realized gains (losses)	63	37	132	171
Net change in unrealized appreciation/(depreciation)	(181)	68	(283)	(30)

Net increase (decrease) in net assets resulting from operations	(107)	120	(150)	145

Contract Transactions:
Contract owners’ net payments	67	53	47	48
Annuity payments	(1)	-	-	-
Surrenders and other (net)	(30)	(18)	(22)	(176)
Transfers from other divisions or sponsor	1,483	1,385	2,191	2,148
Transfers to other divisions or sponsor	(1,474)	(1,348)	(2,525)	(2,183)

Net increase (decrease) in net assets resulting from contract transactions	45	72	(309)	(163)

Net increase (decrease) in net assets	(62)	192	(459)	(18)

Net Assets:
Beginning of period	1,083	891	1,378	1,396

End of period	$1,021	$1,083	$919	$1,378

Units issued during the period	625	662	495	533
Units redeemed during the period	(603)	(627)	(572)	(576)

Net units issued (redeemed) during period	22	35	(77)	(43)

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$15	$11	$18	$15
Net realized gains (losses)	19	25	11	14
Net change in unrealized appreciation/(depreciation)	(203)	250	(233)	240

Net increase (decrease) in net assets resulting from operations	(169)	286	(204)	269

Contract Transactions:
Contract owners’ net payments	69	92	83	45
Annuity payments	-	-	-	-
Surrenders and other (net)	(55)	(21)	(59)	(18)
Transfers from other divisions or sponsor	2,331	2,111	2,320	1,998
Transfers to other divisions or sponsor	(2,161)	(2,090)	(2,113)	(1,955)

Net increase (decrease) in net assets resulting from contract transactions	184	92	231	70

Net increase (decrease) in net assets	15	378	27	339

Net Assets:
Beginning of period	1,285	907	1,269	930

End of period	$1,300	$1,285	$1,296	$1,269

Units issued during the period	1,086	1,064	1,998	1,842
Units redeemed during the period	(991)	(1,017)	(1,804)	(1,777)

Net units issued (redeemed) during period	95	47	194	65

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$84	$76	$20	$10
Net realized gains (losses)	33	40	(2)	18
Net change in unrealized appreciation/(depreciation)	(823)	709	(333)	409

Net increase (decrease) in net assets resulting from operations	(706)	825	(315)	437

Contract Transactions:
Contract owners’ net payments	221	244	188	111
Annuity payments	(2)	-	(1)	-
Surrenders and other (net)	(146)	(495)	(71)	(53)
Transfers from other divisions or sponsor	6,063	6,135	3,607	3,532
Transfers to other divisions or sponsor	(6,319)	(6,146)	(3,463)	(3,462)

Net increase (decrease) in net assets resulting from contract transactions	(183)	(262)	260	128

Net increase (decrease) in net assets	(889)	563	(55)	565

Net Assets:
Beginning of period	4,449	3,886	2,079	1,514

End of period	$3,560	$4,449	$2,024	$2,079

Units issued during the period	2,839	3,085	3,446	3,343
Units redeemed during the period	(2,900)	(3,132)	(3,216)	(3,217)

Net units issued (redeemed) during period	(61)	(47)	230	126

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$12	$-	$13	$9
Net realized gains (losses)	-	-	(1)	1
Net change in unrealized appreciation/(depreciation)	-	-	(2)	(1)

Net increase (decrease) in net assets resulting from operations	12	-	10	9

Contract Transactions:
Contract owners’ net payments	604	204	24	78
Annuity payments	-	-	-	-
Surrenders and other (net)	(1,140)	(949)	(48)	(68)
Transfers from other divisions or sponsor	2,115	2,404	2,153	1,933
Transfers to other divisions or sponsor	(1,887)	(1,603)	(1,979)	(1,903)

Net increase (decrease) in net assets resulting from contract transactions	(308)	56	150	40

Net increase (decrease) in net assets	(296)	56	160	49

Net Assets:
Beginning of period	1,630	1,574	1,119	1,070

End of period	$1,334	$1,630	$1,279	$1,119

Units issued during the period	2,177	1,750	1,811	1,657
Units redeemed during the period	(2,314)	(1,742)	(1,672)	(1,623)

Net units issued (redeemed) during period	(137)	8	139	34

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$100	$91	$5	$6
Net realized gains (losses)	(29)	53	2	19
Net change in unrealized appreciation/(depreciation)	(103)	22	(17)	5

Net increase (decrease) in net assets resulting from operations	(32)	166	(10)	30

Contract Transactions:
Contract owners’ net payments	297	303	4	67
Annuity payments	(4)	(1)	-	-
Surrenders and other (net)	(346)	(262)	(54)	(124)
Transfers from other divisions or sponsor	9,122	9,701	784	776
Transfers to other divisions or sponsor	(8,818)	(9,495)	(786)	(744)

Net increase (decrease) in net assets resulting from contract transactions	251	246	(52)	(25)

Net increase (decrease) in net assets	219	412	(62)	5

Net Assets:
Beginning of period	5,552	5,140	377	372

End of period	$5,771	$5,552	$315	$377

Units issued during the period	3,935	4,358	428	475
Units redeemed during the period	(3,921)	(4,245)	(455)	(491)

Net units issued (redeemed) during period	14	113	(27)	(16)

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$21	$2	$87	$88
Net realized gains (losses)	(2)	(5)	(5)	-
Net change in unrealized appreciation/(depreciation)	(56)	40	(134)	16

Net increase (decrease) in net assets resulting from operations	(37)	37	(52)	104

Contract Transactions:
Contract owners’ net payments	38	82	31	136
Annuity payments	-	-	-	-
Surrenders and other (net)	(39)	(38)	(44)	(62)
Transfers from other divisions or sponsor	2,048	1,699	2,660	2,622
Transfers to other divisions or sponsor	(1,918)	(1,666)	(2,639)	(2,594)

Net increase (decrease) in net assets resulting from contract transactions	129	77	8	102

Net increase (decrease) in net assets	92	114	(44)	206

Net Assets:
Beginning of period	1,267	1,153	1,756	1,550

End of period	$1,359	$1,267	$1,712	$1,756

Units issued during the period	1,547	1,276	862	917
Units redeemed during the period	(1,439)	(1,221)	(867)	(883)

Net units issued (redeemed) during period	108	55	(5)	34

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$64	$72	$237	$209
Net realized gains (losses)	(1)	(11)	215	363
Net change in unrealized appreciation/(depreciation)	(99)	98	(867)	693

Net increase (decrease) in net assets resulting from operations	(36)	159	(415)	1,265

Contract Transactions:
Contract owners’ net payments	126	176	445	236
Annuity payments	(1)	(1)	(7)	(5)
Surrenders and other (net)	(83)	(245)	(963)	(1,324)
Transfers from other divisions or sponsor	4,562	4,188	1,331	1,084
Transfers to other divisions or sponsor	(4,127)	(4,098)	(2,082)	(1,785)

Net increase (decrease) in net assets resulting from contract transactions	477	20	(1,276)	(1,794)

Net increase (decrease) in net assets	441	179	(1,691)	(529)

Net Assets:
Beginning of period	2,122	1,943	11,453	11,982

End of period	$2,563	$2,122	$9,762	$11,453

Units issued during the period	2,656	2,541	769	868
Units redeemed during the period	(2,364)	(2,533)	(805)	(1,187)

Net units issued (redeemed) during period	292	8	(36)	(319)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$7	$7	$(1)	$1
Net realized gains (losses)	12	66	209	118
Net change in unrealized appreciation/(depreciation)	(43)	(6)	(540)	254

Net increase (decrease) in net assets resulting from operations	(24)	67	(332)	373

Contract Transactions:
Contract owners’ net payments	-	22	67	62
Annuity payments	-	-	-	-
Surrenders and other (net)	(2)	(27)	(55)	(29)
Transfers from other divisions or sponsor	315	263	2,738	2,709
Transfers to other divisions or sponsor	(306)	(695)	(2,804)	(2,739)

Net increase (decrease) in net assets resulting from contract transactions	7	(437)	(54)	3

Net increase (decrease) in net assets	(17)	(370)	(386)	376

Net Assets:
Beginning of period	442	812	2,227	1,851

End of period	$425	$442	$1,841	$2,227

Units issued during the period	135	135	515	571
Units redeemed during the period	(131)	(341)	(525)	(571)

Net units issued (redeemed) during period	4	(206)	(10)	-

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$1	$9	$1	$1
Net realized gains (losses)	284	188	57	45
Net change in unrealized appreciation/(depreciation)	(466)	237	(101)	54

Net increase (decrease) in net assets resulting from operations	(181)	434	(43)	100

Contract Transactions:
Contract owners’ net payments	139	105	14	12
Annuity payments	(1)	(1)	-	-
Surrenders and other (net)	(64)	(100)	(22)	(9)
Transfers from other divisions or sponsor	3,285	3,128	1,359	1,263
Transfers to other divisions or sponsor	(3,274)	(3,136)	(1,322)	(1,270)

Net increase (decrease) in net assets resulting from contract transactions	85	(4)	29	(4)

Net increase (decrease) in net assets	(96)	430	(14)	96

Net Assets:
Beginning of period	2,495	2,065	654	558

End of period	$2,399	$2,495	$640	$654

Units issued during the period	1,566	1,706	650	676
Units redeemed during the period	(1,519)	(1,711)	(634)	(678)

Net units issued (redeemed) during period	47	(5)	16	(2)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$3	$2	$1	$-
Net realized gains (losses)	129	71	20	8
Net change in unrealized appreciation/(depreciation)	(164)	37	(34)	8

Net increase (decrease) in net assets resulting from operations	(32)	110	(13)	16

Contract Transactions:
Contract owners’ net payments	19	4	1	-
Annuity payments	-	-	-	-
Surrenders and other (net)	(8)	(29)	(1)	(6)
Transfers from other divisions or sponsor	979	923	125	138
Transfers to other divisions or sponsor	(1,195)	(944)	(126)	(112)

Net increase (decrease) in net assets resulting from contract transactions	(205)	(46)	(1)	20

Net increase (decrease) in net assets	(237)	64	(14)	36

Net Assets:
Beginning of period	629	565	120	84

End of period	$392	$629	$106	$120

Units issued during the period	442	455	44	55
Units redeemed during the period	(543)	(477)	(44)	(46)

Net units issued (redeemed) during period	(101)	(22)	-	9

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$10	$13	$38	$21
Net realized gains (losses)	72	50	(11)	(7)
Net change in unrealized appreciation/(depreciation)	(204)	66	(53)	58

Net increase (decrease) in net assets resulting from operations	(122)	129	(26)	72

Contract Transactions:
Contract owners’ net payments	128	77	102	132
Annuity payments	-	-	-	-
Surrenders and other (net)	(19)	(54)	(73)	(120)
Transfers from other divisions or sponsor	601	561	5,751	5,634
Transfers to other divisions or sponsor	(554)	(566)	(5,600)	(5,483)

Net increase (decrease) in net assets resulting from contract transactions	156	18	180	163

Net increase (decrease) in net assets	34	147	154	235

Net Assets:
Beginning of period	677	530	2,203	1,968

End of period	$711	$677	$2,357	$2,203

Units issued during the period	425	410	2,650	2,606
Units redeemed during the period	(333)	(402)	(2,549)	(2,533)

Net units issued (redeemed) during period	92	8	101	73

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017

Operations:
Net investment income (loss)	$103	$76	$39	$16
Net realized gains (losses)	10	46	9	(1)
Net change in unrealized appreciation/(depreciation)	(270)	126	(106)	65

Net increase (decrease) in net assets resulting from operations	(157)	248	(58)	80

Contract Transactions:
Contract owners’ net payments	72	108	2	331
Annuity payments	(1)	-	-	-
Surrenders and other (net)	(61)	(85)	-	(3)
Transfers from other divisions or sponsor	3,340	3,247	584	574
Transfers to other divisions or sponsor	(3,244)	(3,214)	(589)	(573)

Net increase (decrease) in net assets resulting from contract transactions	106	56	(3)	329

Net increase (decrease) in net assets	(51)	304	(61)	409

Net Assets:
Beginning of period	2,483	2,179	1,040	631

End of period	$2,432	$2,483	$979	$1,040

Units issued during the period	745	763	374	595
Units redeemed during the period	(721)	(750)	(376)	(370)

Net units issued (redeemed) during period	24	13	(2)	225

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT C

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$91	$33	$49	$26
Net realized gains (losses)	56	105	54	35
Net change in unrealized appreciation/(depreciation)	(283)	58	(209)	88

Net increase (decrease) in net assets resulting from operations	(136)	196	(106)	149

Contract Transactions:
Contract owners’ net payments	16	70	28	70
Annuity payments	-	-	-	-
Surrenders and other (net)	(49)	(81)	(2)	(9)
Transfers from other divisions or sponsor	896	1,054	1,551	1,538
Transfers to other divisions or sponsor	(900)	(1,085)	(1,591)	(1,535)

Net increase (decrease) in net assets resulting from contract transactions	(37)	(42)	(14)	64

Net increase (decrease) in net assets	(173)	154	(120)	213

Net Assets:
Beginning of period	1,884	1,730	1,202	989

End of period	$1,711	$1,884	$1,082	$1,202

Units issued during the period	582	738	1,030	1,103
Units redeemed during the period	(604)	(763)	(1,038)	(1,056)

Net units issued (redeemed) during period	(22)	(25)	(8)	47

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017

Operations:
Net investment income (loss)	$23	$13	$24	$77
Net realized gains (losses)	56	15	(35)	(66)
Net change in unrealized appreciation/(depreciation)	(154)	63	(148)	(3)

Net increase (decrease) in net assets resulting from operations	(75)	91	(159)	8

Contract Transactions:
Contract owners’ net payments	23	65	174	54
Annuity payments	-	-	1	-
Surrenders and other (net)	(84)	-	(32)	(26)
Transfers from other divisions or sponsor	103	98	2,198	1,931
Transfers to other divisions or sponsor	(102)	(98)	(1,918)	(1,867)

Net increase (decrease) in net assets resulting from contract transactions	(60)	65	423	92

Net increase (decrease) in net assets	(135)	156	264	100

Net Assets:
Beginning of period	691	535	973	873

End of period	$556	$691	$1,237	$973

Units issued during the period	87	125	496	420
Units redeemed during the period	(139)	(72)	(409)	(401)

Net units issued (redeemed) during period	(52)	53	87	19

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

On May 1, 2018, the Neuberger Berman AMT Socially Responsive Division was renamed the AMT Sustainable Equity Division.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2018, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2018 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$151	$214
Focused Appreciation Division	420	330
Large Cap Core Stock Division	142	158
Large Cap Blend Division	35	62
Index 500 Stock Division	1,142	1,488
Large Company Value Division	81	129
Domestic Equity Division	180	419
Equity Income Division	447	182
Mid Cap Growth Stock Division	322	246
Index 400 Stock Division	404	207
Mid Cap Value Division	221	95
Small Cap Growth Stock Division	209	266
Index 600 Stock Division	233	129
Small Cap Value Division	214	435
International Growth Division	303	102
Research International Core Division	331	82
International Equity Division	531	635

Notes to Financial Statements

Fund Name	Purchases	Sales
Emerging Markets Equity Division	$484	$204
Government Money Market Division	1,608	1,905
Short-Term Bond Division	314	153
Select Bond Division	1,105	754
Long-Term U.S. Government Bond Division	87	127
Inflation Protection Bond Division	335	185
High Yield Bond Division	300	203
Multi-Sector Bond Division	727	185
Balanced Division	1,183	1,989
Asset Allocation Division	49	21
Fidelity VIP Mid Cap Division	313	176
Fidelity VIP Contrafund Division	537	232
AMT Sustainable Equity Division	138	69
U.S. Strategic Equity Division	130	251
U.S. Small Cap Equity Division	25	5
International Developed Markets Division	324	102
Strategic Bond Division	422	205
Global Real Estate Securities Division	386	174
LifePoints Moderate Strategy Division	57	12
LifePoints Balanced Strategy Division	171	64
LifePoints Growth Strategy Division	132	53
LifePoints Equity Growth Strategy Division	86	93
Credit Suisse Trust Commodity Return Strategy Division	514	68

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981, and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:						For the respective period ended:
	Units Outstanding (000’s)		Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Growth Stock Division
2018	158	$	2.073988	to	$74.477290	$757	0.67%	0.35% to 1.25%	0.00	% (2)	to	1.26%
2017	194		2.055452	to	73.551913	893	0.68	0.35 to 1.25	22.73		to	24.27
2016	282		1.625579	to	57.763945	1,319	0.82	0.35 to 1.25	1.20		to	2.47
2015	328		1.538779	to	54.488126	1,582	0.72	0.35 to 1.25	4.70		to	6.01
2014	391		1.416355	to	49.977915	1,832	0.58	0.35 to 1.25	7.67		to	9.02
Focused Appreciation Division
2018	430	$	4.291278	to	$52.188290	$2,176	0.49%	0.35% to 1.25%	(3.55)%		to	(2.34)%
2017	424		4.449605	to	53.438372	2,222	0.76	0.35 to 1.25	31.97		to	33.62
2016	480		3.371663	to	39.992151	1,873	0.24	0.35 to 1.25	4.56		to	5.87
2015	483		3.224559	to	37.773111	1,800	0.00	0.35 to 1.25	12.23		to	13.64
2014	470		2.873055	to	33.238141	1,572	0.02	0.35 to 1.25	8.08		to	9.43
Large Cap Core Stock Division
2018	137	$	1.746744	to	$49.869208	$313	1.46%	0.35% to 1.25%	(7.20)%		to	(6.04)%
2017	189		1.865558	to	53.073917	462	1.43	0.35 to 1.25	23.33		to	24.87
2016	243		1.499245	to	42.503832	594	1.52	0.35 to 1.25	6.24		to	7.57
2015	392		1.398615	to	39.512372	1,028	2.11	0.35 to 1.25	(4.26)		to	(3.06)
2014	515		1.447826	to	40.759702	1,467	1.49	0.35 to 1.25	7.22		to	8.56
Large Cap Blend Division
2018	269	$	1.481405	to	$17.140701	$447	0.76%	0.35% to 1.25%	(5.20)%		to	(4.00)%
2017	297		1.562708	to	17.855817	517	0.86	0.35 to 1.25	17.55		to	19.02
2016	316		1.329366	to	15.001832	461	1.05	0.35 to 1.25	12.57		to	13.99
2015	326		1.180907	to	13.161232	420	0.91	0.35 to 1.25	(3.63)		to	(2.42)
2014	311		1.225351	to	13.487127	428	0.04	0.35 to 1.25	11.18		to	12.58
Index 500 Stock Division
2018	2,205	$	2.270665	to	$135.776139	$7,066	1.60%	0.35% to 1.25%	(5.76)%		to	(4.58)%
2017	2,258		2.387940	to	142.286114	7,929	1.71	0.35 to 1.25	20.01		to	21.52
2016	2,277		1.971995	to	117.092375	7,172	1.73	0.35 to 1.25	10.35		to	11.73
2015	2,114		1.771076	to	104.794845	7,375	1.72	0.35 to 1.25	(0.09)		to	1.17
2014	1,794		1.756737	to	103.583087	7,240	1.62	0.35 to 1.25	12.05		to	13.46
Large Company Value Division
2018	208	$	1.359607	to	$15.732361	$322	1.59%	0.35% to 1.25%	(9.07)%		to	(7.92)%
2017	255		1.495275	to	17.086312	429	2.05	0.35 to 1.25	9.72		to	11.10
2016	253		1.362750	to	15.379433	385	1.78	0.35 to 1.25	13.93		to	15.36
2015	241		1.196136	to	13.331635	311	1.47	0.35 to 1.25	(5.04)		to	(3.85)
2014	211		1.259638	to	13.865219	303	0.00	0.35 to 1.25	11.63		to	13.03
Domestic Equity Division
2018	610	$	2.345210	to	$29.152607	$1,659	1.79%	0.35% to 1.25%	(4.02)%		to	(2.81)%
2017	745		2.443559	to	29.996128	2,059	1.62	0.35 to 1.25	12.37		to	13.78
2016	745		2.174598	to	26.364364	1,814	1.79	0.35 to 1.25	13.55		to	14.98
2015	585		1.915024	to	22.929503	1,228	1.82	0.35 to 1.25	(1.33)		to	(0.09)
2014	567		1.940876	to	22.950784	1,219	1.69	0.35 to 1.25	12.46		to	13.87
Equity Income Division
2018	612	$	2.627977	to	$31.961107	$1,846	2.07%	0.35% to 1.25%	(10.47)%		to	(9.35)%
2017	590		2.935634	to	35.257091	1,980	2.24	0.35 to 1.25	14.81		to	16.24
2016	632		2.557036	to	30.330455	1,829	2.02	0.35 to 1.25	17.69		to	19.17
2015	654		2.172680	to	25.451821	1,606	1.71	0.35 to 1.25	(7.90)		to	(6.74)
2014	689		2.359021	to	27.291728	1,836	1.22	0.35 to 1.25	6.10		to	7.43

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Mid Cap Growth Stock Division
2018	278	$1.646579	to	$116.184426	$1,179	0.13%	0.35% to 1.25%	(8.53)%	to	(7.38)%
2017	295	1.784051	to	125.441587	1,412	0.22	0.35 to 1.25	18.80	to	20.29
2016	376	1.488328	to	104.283373	1,724	0.13	0.35 to 1.25	(0.42)	to	0.83
2015	496	1.481267	to	103.425002	3,749	0.04	0.35 to 1.25	(0.54)	to	0.71
2014	561	1.475957	to	102.693582	4,247	0.35	0.35 to 1.25	7.15	to	8.49
Index 400 Stock Division
2018	447	$3.985981	to	$52.678316	$1,848	1.11%	0.35% to 1.25%	(12.43)%	to	(11.33)%
2017	438	4.511315	to	59.411237	2,043	1.08	0.35 to 1.25	14.52	to	15.96
2016	451	3.904075	to	51.235085	1,839	1.17	0.35 to 1.25	18.89	to	20.38
2015	398	3.254475	to	42.560713	1,355	1.12	0.35 to 1.25	(3.59)	to	(2.38)
2014	376	3.345567	to	43.598907	1,339	1.00	0.35 to 1.25	8.06	to	9.42
Mid Cap Value Division
2018	237	$3.135936	to	$38.138006	$885	1.64%	0.35% to 1.25%	(13.93)%	to	(12.85)%
2017	231	3.643868	to	43.762109	1,004	1.40	0.35 to 1.25	10.43	to	11.81
2016	262	3.299810	to	39.139970	1,011	1.71	0.35 to 1.25	21.70	to	23.23
2015	252	2.711402	to	31.761925	794	1.61	0.35 to 1.25	(2.55)	to	(1.33)
2014	286	2.782414	to	32.189353	952	0.96	0.35 to 1.25	15.24	to	16.69
Small Cap Growth Stock Division
2018	258	$2.393724	to	$57.505467	$703	0.00%	0.35% to 1.25%	(12.80)%	to	(11.71)%
2017	283	2.720661	to	65.129570	945	0.11	0.35 to 1.25	20.10	to	21.61
2016	279	2.245084	to	53.557262	813	0.23	0.35 to 1.25	10.86	to	12.25
2015	237	2.007098	to	47.712811	640	0.10	0.35 to 1.25	(0.93)	to	0.32
2014	257	2.007765	to	47.561777	757	0.00	0.35 to 1.25	7.31	to	8.66
Index 600 Stock Division
2018	460	$1.934012	to	$22.378619	$1,021	1.36%	0.35% to 1.25%	(9.91)%	to	(8.78)%
2017	438	2.146980	to	24.532713	1,083	1.91	0.35 to 1.25	11.53	to	12.93
2016	403	1.925007	to	21.724279	891	0.59	0.35 to 1.25	24.56	to	26.12
2015	318	1.545444	to	17.224563	555	0.00	0.35 to 1.25	(3.56)	to	(2.35)
2014	247	1.602493	to	17.638780	449	1.77	0.35 to 1.25	4.03	to	5.34
Small Cap Value Division
2018	220	$3.348176	to	$41.620093	$919	0.50%	0.35% to 1.25%	(13.81)%	to	(12.73)%
2017	297	3.885050	to	47.690780	1,378	0.80	0.35 to 1.25	10.27	to	11.65
2016	340	3.523164	to	42.713658	1,396	0.92	0.35 to 1.25	30.75	to	32.39
2015	363	2.694556	to	32.262868	1,136	0.67	0.35 to 1.25	(6.62)	to	(5.45)
2014	393	2.885630	to	34.121874	1,313	0.36	0.35 to 1.25	(1.02)	to	0.22
International Growth Division
2018	589	$1.726341	to	$21.459907	$1,300	1.45%	0.35% to 1.25%	(12.38)%	to	(11.28)%
2017	494	1.970410	to	24.188049	1,285	1.31	0.35 to 1.25	28.42	to	30.03
2016	447	1.534322	to	18.601991	907	1.18	0.35 to 1.25	(4.60)	to	(3.41)
2015	393	1.608366	to	19.257803	836	1.75	0.35 to 1.25	(2.95)	to	(1.73)
2014	333	1.657184	to	19.596007	706	1.31	0.35 to 1.25	(5.71)	to	(4.52)
Research International Core Division
2018	1,215	$0.955206	to	$11.053328	$1,296	1.71%	0.35% to 1.25%	(14.73)%	to	(13.66)%
2017	1,021	1.120355	to	12.802534	1,269	1.67	0.35 to 1.25	26.62	to	28.21
2016	956	0.884785	to	9.985604	930	1.80	0.35 to 1.25	(2.35)	to	(1.12)
2015	918	0.906065	to	10.098885	907	2.05	0.35 to 1.25	(2.34)	to	(1.11)
2014	720	0.927768	to	10.212438	742	1.45	0.35 to 1.25	(7.87)	to	(6.71)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:							For the respective period ended:
	Units Outstanding (000’s)		Unit Value, Lowest to Highest				Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Equity Division
2018	1,662	$	1.908282	to	$	5.155553	$3,560	2.52%	0.35% to 1.25%	(16.46)%	to	(15.41)%
2017	1,723		2.263791	to		6.094491	4,449	2.32	0.35 to 1.25	20.78	to	22.30
2016	1,770		1.857558	to		4.983406	3,886	2.17	0.35 to 1.25	1.62	to	2.89
2015	1,798		1.811644	to		4.843231	4,103	2.96	0.35 to 1.25	(3.43)	to	(2.21)
2014	1,705		1.859162	to		4.952849	4,229	1.92	0.35 to 1.25	(9.94)	to	(8.80)
Emerging Markets Equity Division
2018	1,971	$	0.922016	to	$	10.668771	$2,024	1.40%	0.35% to 1.25%	(14.83)%	to	(13.75)%
2017	1,741		1.082576	to		12.370178	2,079	0.94	0.35 to 1.25	26.26	to	27.84
2016	1,615		0.857413	to		9.676365	1,514	0.74	0.35 to 1.25	7.71	to	9.06
2015	1,476		0.796019	to		8.872116	1,270	0.85	0.35 to 1.25	(13.33)	to	(12.24)
2014	1,082		0.918478	to		10.109813	1,104	0.63	0.35 to 1.25	(7.41)	to	(6.25)
Government Money Market Division
2018	934	$	1.273783	to	$	42.522150	$1,334	1.57%	0.35% to 1.25%	0.27%	to	1.53%
2017	1,071		1.258833	to		41.875417	1,630	0.60	0.35 to 1.25	(0.65)	to	0.60
2016	1,063		1.255717	to		41.625993	1,574	0.12	0.35 to 1.25	(1.11)	to	0.13
2015	1,122		1.258510	to		41.572750	1,671	0.01	0.35 to 1.25	(1.23)	to	0.01
2014	926		1.262776	to		41.568533	1,538	0.08	0.35 to 1.25	(1.17)	to	0.07
Short-Term Bond Division
2018	1,015	$	1.107847	to	$	12.818134	$1,279	1.59%	0.35% to 1.25%	0.09%	to	1.36%
2017	876		1.106873	to		12.646732	1,119	1.33	0.35 to 1.25	0.07	to	1.33
2016	842		1.106066	to		12.481062	1,070	1.17	0.35 to 1.25	0.41	to	1.67
2015	849		1.101540	to		12.275717	1,051	0.75	0.35 to 1.25	(0.53)	to	0.72
2014	703		1.107462	to		12.188479	854	0.61	0.35 to 1.25	(0.86)	to	0.38
Select Bond Division
2018	2,160	$	2.316621	to	$	226.413644	$5,771	2.25%	0.35% to 1.25%	(1.45)%	to	(0.21)%
2017	2,146		2.329757	to		226.897252	5,552	2.09	0.35 to 1.25	2.30	to	3.58
2016	2,033		2.257031	to		219.047810	5,140	1.96	0.35 to 1.25	1.78	to	3.06
2015	1,980		2.197759	to		212.549665	4,822	1.51	0.35 to 1.25	(0.72)	to	0.53
2014	2,036		2.193832	to		211.428447	5,184	2.07	0.35 to 1.25	4.25	to	5.56
Long-Term U.S Government Bond Division
2018	161	$	1.751302	to	$	20.262648	$315	1.96%	0.35% to 1.25%	(3.26)%	to	(2.04)%
2017	188		1.810437	to		20.685508	377	2.02	0.35 to 1.25	6.94	to	8.28
2016	204		1.693000	to		19.104481	372	1.79	0.35 to 1.25	(0.17)	to	1.09
2015	198		1.695799	to		18.898765	360	2.10	0.35 to 1.25	(2.70)	to	(1.47)
2014	191		1.742779	to		19.181310	378	2.13	0.35 to 1.25	22.20	to	23.73
Inflation Protection Division
2018	962	$	1.240557	to	$	14.354000	$1,359	2.10%	0.35% to 1.25%	(3.82)%	to	(2.61)%
2017	854		1.289916	to		14.738894	1,267	0.68	0.35 to 1.25	2.30	to	3.58
2016	799		1.260965	to		14.229840	1,153	1.20	0.35 to 1.25	3.39	to	4.68
2015	764		1.219659	to		13.593038	1,046	2.37	0.35 to 1.25	(3.42)	to	(2.20)
2014	628		1.262831	to		13.899486	868	0.57	0.35 to 1.25	1.86	to	3.14
High Yield Bond Division
2018	553	$	3.004797	to	$	51.690668	$1,712	5.33%	0.35% to 1.25%	(3.91)%	to	(2.71)%
2017	558		3.099311	to		53.128855	1,756	5.53	0.35 to 1.25	5.56	to	6.88
2016	524		2.909902	to		49.707921	1,550	5.32	0.35 to 1.25	13.17	to	14.60
2015	505		2.548194	to		43.377037	1,311	4.60	0.35 to 1.25	(2.59)	to	(1.36)
2014	472		2.592458	to		43.976216	1,266	4.95	0.35 to 1.25	(0.08)	to	1.18

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:							For the respective period ended:
	Units Outstanding (000’s)		Unit Value, Lowest to Highest				Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
Multi-Sector Bond Division
2018	1,451	$	1.602009	to	$	18.535667	$2,563	3.15%	0.35% to 1.25%	(2.53)%	to	(1.30)%
2017	1,159		1.643634	to		18.780164	2,122	3.83	0.35 to 1.25	7.04	to	8.38
2016	1,151		1.535492	to		17.327635	1,943	4.41	0.35 to 1.25	9.71	to	11.09
2015	1,199		1.399545	to		15.597729	1,814	5.68	0.35 to 1.25	(3.43)	to	(2.22)
2014	966		1.449313	to		15.951947	1,524	2.71	0.35 to 1.25	1.97	to	3.25
Balanced Division
2018	1,102	$	2.041719	to	$	209.277798	$9,762	2.38%	0.35% to 1.25%	(4.65)%	to	(3.45)%
2017	1,138		2.122194	to		216.761163	11,453	2.14	0.35 to 1.25	10.60	to	11.98
2016	1,457		1.901714	to		193.563662	11,982	2.26	0.35 to 1.25	5.26	to	6.58
2015	1,659		1.790528	to		181.609174	12,131	2.03	0.35 to 1.25	(1.36)	to	(0.12)
2014	1,842		1.799000	to		181.830315	14,537	2.32	0.35 to 1.25	4.25	to	5.56
Asset Allocation Division
2018	187	$	1.932994	to	$	24.028105	$425	1.99%	0.35% to 1.25%	(6.06)%	to	(4.88)%
2017	183		2.057749	to		25.259678	442	2.00	0.35 to 1.25	13.45	to	14.87
2016	389		1.813730	to		21.988973	812	2.37	0.35 to 1.25	6.45	to	7.79
2015	406		1.703817	to		20.400265	787	2.26	0.35 to 1.25	(1.66)	to	(0.43)
2014	798		1.732596	to		20.487411	1,475	2.12	0.35 to 1.25	3.85	to	5.15
Fidelity VIP Mid Cap Division
2018	397	$	3.983763	to	$	48.449732	$1,841	0.41%	0.35% to 1.25%	(15.83)%	to	(14.77)%
2017	407		4.733325	to		56.847028	2,227	0.49	0.35 to 1.25	19.05	to	20.54
2016	407		3.976053	to		47.161926	1,851	0.32	0.35 to 1.25	10.53	to	11.92
2015	421		3.597108	to		42.137819	1,724	0.26	0.35 to 1.25	(2.85)	to	(1.63)
2014	418		3.702607	to		42.835362	1,749	0.02	0.35 to 1.25	4.72	to	6.03
Fidelity VIP Contrafund Division
2018	1,180	$	1.778089	to	$	20.573795	$2,399	0.44%	0.35% to 1.25%	(7.80)%	to	(6.64)%
2017	1,133		1.928613	to		22.036922	2,495	0.78	0.35 to 1.25	20.08	to	21.59
2016	1,138		1.606056	to		18.124509	2,065	0.64	0.35 to 1.25	6.39	to	7.73
2015	1,072		1.509544	to		16.824006	1,809	0.82	0.35 to 1.25	(0.83)	to	0.42
2014	1,067		1.522183	to		16.754369	1,829	0.78	0.35 to 1.25	10.27	to	11.65
AMT Sustainable Equity Division
2018	333	$	1.717474	to	$	19.872228	$640	0.51%	0.35% to 1.25%	(6.89)%	to	(5.72)%
2017	317		1.844614	to		21.076980	654	0.52	0.35 to 1.25	16.96	to	18.43
2016	319		1.577073	to		17.797220	11,744	0.70	0.35 to 1.25	8.50	to	9.86
2015	340		1.453533	to		16.199640	12,719	0.59	0.35 to 1.25	(1.70)	to	(0.46)
2014	306		1.478648	to		16.275087	9,808	0.39	0.35 to 1.25	9.01	to	10.38
U.S. Strategic Equity Division
2018	196	$	1.725623	to	$	22.064057	$392	1.15%	0.35% to 1.25%	(10.76)%	to	(9.64)%
2017	297		1.933892	to		24.418364	629	1.03	0.35 to 1.25	19.30	to	20.80
2016	319		1.620995	to		20.214494	565	1.03	0.35 to 1.25	9.26	to	10.64
2015	300		1.483571	to		18.271298	483	0.82	0.35 to 1.25	(0.15)	to	1.11
2014	281		1.485791	to		18.071559	449	1.17	0.35 to 1.25	10.31	to	11.70
U.S. Small Cap Equity Division
2018	43	$	2.376428	to	$	30.385277	$106	0.47%	0.35% to 1.25%	(13.07)%	to	(11.97)%
2017	43		2.733797	to		34.518205	120	0.18	0.35 to 1.25	14.05	to	15.48
2016	34		2.397005	to		29.891437	84	0.83	0.35 to 1.25	17.19	to	18.66
2015	33		2.045441	to		25.191084	68	0.69	0.35 to 1.25	(8.34)	to	(7.19)
2014	55		2.231487	to		27.141282	131	0.25	0.35 to 1.25	0.30	to	1.56

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

5. Financial Highlights

	As of the respective period end date:							For the respective period ended:
	Units Outstanding (000’s)		Unit Value, Lowest to Highest				Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return, Lowest to Highest (1)
International Developed Markets Division
2018	472	$	1.495765	to	$	19.124827	$711	1.78%	0.35% to 1.25%	(15.93)%	to	(14.87)%
2017	380		1.768232	to		22.466466	677	2.68	0.35 to 1.25	23.43	to	24.98
2016	372		1.419813	to		17.976751	530	3.23	0.35 to 1.25	1.09	to	2.36
2015	316		1.391934	to		17.562157	443	1.00	0.35 to 1.25	(2.54)	to	(1.31)
2014	278		1.415417	to		17.795979	427	1.98	0.35 to 1.25	(5.63)	to	(4.45)
Strategic Bond Division
2018	1,034	$	1.931442	to	$	24.693685	$2,357	2.11%	0.35% to 1.25%	(2.04)%	to	(0.81)%
2017	933		1.971861	to		24.895915	2,203	1.35	0.35 to 1.25	2.58	to	3.86
2016	860		1.922321	to		23.970161	1,968	1.62	0.35 to 1.25	1.82	to	3.10
2015	765		1.887891	to		23.248775	1,693	2.40	0.35 to 1.25	(1.38)	to	(0.14)
2014	915		1.914309	to		23.281628	1,969	1.56	0.35 to 1.25	4.15	to	5.45
Global Real Estate Securities Division
2018	551	$	3.802249	to	$	48.615288	$2,432	4.48%	0.35% to 1.25%	(6.90)%	to	(5.73)%
2017	527		4.084164	to		51.568102	2,483	3.69	0.35 to 1.25	10.42	to	11.80
2016	514		3.698741	to		46.124107	2,179	4.58	0.35 to 1.25	1.74	to	3.02
2015	498		3.635378	to		44.771967	2,060	1.65	0.35 to 1.25	(1.00)	to	0.25
2014	476		3.671934	to		44.660949	2,072	3.31	0.35 to 1.25	13.33	to	14.75
LifePoints Moderate Strategy Division
2018	673	$	1.360492	to	$	15.741887	$979	4.49%	0.35% to 1.25%	(6.10)%	to	(4.92)%
2017	675		1.449028	to		16.557145	1,040	2.35	0.35 to 1.25	8.53	to	9.88
2016	450		1.335201	to		15.067752	631	4.01	0.35 to 1.25	6.41	to	7.75
2015	564		1.254766	to		13.984420	750	2.46	0.35 to 1.25	(2.93)	to	(1.71)
2014	612		1.292586	to		14.227181	833	2.89	0.35 to 1.25	3.55	to	4.85
LifePoints Balanced Strategy Division
2018	1,185	$	1.332766	to	$	15.421524	$1,711	5.48%	0.35% to 1.25%	(7.95)%	to	(6.80)%
2017	1,207		1.448010	to		16.545882	1,884	2.35	0.35 to 1.25	10.61	to	12.00
2016	1,232		1.309079	to		14.773443	1,730	3.32	0.35 to 1.25	7.70	to	9.05
2015	1,203		1.215472	to		13.546956	1,561	2.12	0.35 to 1.25	(3.52)	to	(2.30)
2014	1,268		1.259753	to		13.866173	1,694	2.91	0.35 to 1.25	3.31	to	4.61
LifePoints Growth Strategy Division
2018	813	$	1.273823	to	$	14.739598	$1,082	5.00%	0.35% to 1.25%	(9.19)%	to	(8.05)%
2017	821		1.402805	to		16.029490	1,202	3.16	0.35 to 1.25	14.22	to	15.65
2016	774		1.228131	to		13.860030	989	2.95	0.35 to 1.25	8.36	to	9.73
2015	759		1.133339	to		12.631574	896	1.79	0.35 to 1.25	(4.51)	to	(3.31)
2014	797		1.186908	to		13.064429	983	3.01	0.35 to 1.25	2.47	to	3.76
LifePoints Equity Growth Strategy Division
2018	466	$	1.190878	to	$	13.779890	$556	4.56%	0.35% to 1.25%	(10.58)%	to	(9.45)%
2017	518		1.331848	to		15.218716	691	3.40	0.35 to 1.25	16.10	to	17.55
2016	465		1.147180	to		12.946453	535	2.96	0.35 to 1.25	9.47	to	10.85
2015	431		1.047904	to		11.679451	453	1.47	0.35 to 1.25	(5.06)	to	(3.87)
2014	480		1.103798	to		12.149681	536	3.35	0.35 to 1.25	2.20	to	3.48
Credit Suisse Trust Commodity Return Strategy Division
2018	286	$	4.027153	to	$	4.432602	$1,237	2.43%	0.35% to 1.25%	(12.75)%	to	(11.66)%
2017	199		4.616153	to		5.017461	973	8.77	0.35 to 1.25	0.26	to	1.52
2016	180		4.604145	to		4.942479	873	0.00	0.35 to 1.25	10.63	to	12.02
2015	161		4.161714	to		4.412123	695	0.00	0.35 to 1.25	(25.96)	to	(25.03)
2014	112		5.621078	to		5.885213	650	0.00	0.35 to 1.25	(17.97)	to	(16.94)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America.

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 833 E. Michigan St., Ste. 1200,
Milwaukee, WI 53202 T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on

U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

February 15, 2019

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2018	2017

Assets:
Bonds	$153,713	$146,945
Mortgage loans	36,755	35,750
Policy loans	17,693	17,421
Common and preferred stocks	5,574	5,870
Real estate	2,576	2,356
Other investments	17,048	14,724
Cash and short-term investments	1,899	2,469

Total investments	235,258	225,535

Due and accrued investment income	1,956	1,888
Net deferred tax assets	1,792	1,788
Deferred premium and other assets	3,444	3,376
Separate account assets	29,717	32,462

Total assets	$272,167	$265,049

Liabilities and surplus:
Reserves for policy benefits	$202,816	$195,279
Policyowner dividends payable	5,635	5,335
Interest maintenance reserve	580	911
Asset valuation reserve	4,597	4,334
Income taxes payable	249	125
Other liabilities	6,439	5,752
Separate account liabilities	29,717	32,462

Total liabilities	250,033	244,198

Surplus:
Surplus notes	2,948	2,948
Unassigned surplus	19,186	17,903

Total surplus	22,134	20,851

Total liabilities and surplus	$272,167	$265,049

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2018	2017	2016

Revenue:
Premiums	$18,036	$17,897	$17,915
Net investment income	9,791	9,541	9,605
Other income	655	649	632

Total revenue	28,482	28,087	28,152

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,436	10,332	9,798
Net additions to policy benefit reserves	8,079	8,700	9,284
Net transfers from separate accounts	(497)	(229)	(118)

Total benefits	19,018	18,803	18,964

Commissions and operating expenses	3,230	3,120	3,134

Total benefits and expenses	22,248	21,923	22,098

Gain from operations before dividends and taxes	6,234	6,164	6,054

Policyowner dividends	5,634	5,338	5,205

Gain from operations before taxes	600	826	849
Income tax benefit	(159)	(98)	(176)

Net gain from operations	759	924	1,025
Net realized capital gains (losses)	24	93	(215)

Net income	$783	$1,017	$810

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Beginning of year balance	$20,851	$20,230	$19,659

Net income	783	1,017	810

Change in net unrealized capital gains and losses	(126)	822	(326)

Change in net deferred tax assets	(76)	(1,323)	7

Change in nonadmitted assets	169	(390)	(217)

Change in asset valuation reserve	(263)	(887)	117

Change in surplus notes	-	1,198	-

Other surplus changes	796	184	180

Net increase in surplus	1,283	621	571

End of year balance	$22,134	$20,851	$20,230

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended

	December 31,
	2018	2017	2016

Cash flows from operating activities:
Premiums and other income received	$13,252	$12,957	$12,702
Investment income received	9,202	9,012	9,120
Benefit and dividend payments to policyowners and beneficiaries	(10,513)	(9,506)	(8,784)
Net transfers from separate accounts	496	228	121
Commissions, expenses and taxes paid	(2,699)	(3,080)	(2,614)

Net cash provided by operating activities	9,738	9,611	10,545

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	33,279	44,511	45,185
Mortgage loans	3,167	2,581	3,023
Common and preferred stocks	4,886	2,750	3,548
Real estate	23	284	238
Other investments	2,831	2,193	1,574

Subtotal proceeds from investments	44,186	52,319	53,568

Cost of investments acquired:
Bonds	(40,797)	(50,472)	(51,042)
Mortgage loans	(4,314)	(4,096)	(5,040)
Common and preferred stocks	(4,857)	(3,549)	(3,540)
Real estate	(168)	(148)	(592)
Other investments	(4,515)	(4,431)	(2,676)

Subtotal cost of investments acquired	(54,651)	(62,696)	(62,890)

Net inflows of policy loans	35	74	253

Net cash applied to investing activities	(10,430)	(10,303)	(9,069)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	1,198	-
Net outflows on deposit-type contracts	(350)	(220)	(223)
Other cash provided (applied)	472	(117)	(406)

Net cash provided by (applied to) financing and miscellaneous sources	122	861	(629)

Net increase (decrease) in cash and short-term investments	(570)	169	847

Cash and short-term investments, beginning of year	2,469	2,300	1,453

Cash and short-term investments, end of year	$1,899	$2,469	$2,300

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2018	2017	2016

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,149	$5,025	$5,428
Capitalized interest and payment in-kind investment income	776	729	727
Other policyowner contract activity	226	207	188
Employee benefit and compensation plan expenses	128	129	196

Investing:
Bond refinancings and exchanges	2,116	1,826	1,985
Mortgage loan refinancings and transfers	1,377	845	918
Net policy loan activity	295	303	342
Other invested asset exchanges	103	88	78
Common stock exchanges	144	93	33
Net premium loan activity	139	48	94
Net asset transfers with affiliated entities	138	803	935
Real estate asset exchanges	-	-	7

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	391	439	512

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes all of the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. The Company considers the unpaid principal balance of policy loans to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $56 million and $64 million at December 31, 2018 and 2017, respectively, are included in other assets in the statements of financial position and are net of accumulated depreciation of $394 million and $357 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $305 million and $280 million at December 31, 2018 and 2017, respectively. Depreciation expense for IT equipment and software totaled $134 million, $115 million and $88 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $145 million and $107 million at December 31, 2018 and 2017, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $12 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities and other investments denominated in foreign currencies. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2018 through February 15, 2019, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2018 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value and fair value of bonds at December 31, 2018 and 2017, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2018	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,747	$200	$(15)	$4,932
States, territories and possessions	648	88	(2)	734
Special revenue and assessments	33,671	420	(788)	33,303
All foreign governments	2,011	10	(77)	1,944
Hybrid securities	540	16	(32)	524
SVO-identified funds	117	-	-	117
Industrial and miscellaneous	111,979	1,380	(3,348)	110,011

Total bonds	$153,713	$2,114	$(4,262)	$151,565

December 31, 2017	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$5,044	$328	$(12)	$5,360
States, territories and possessions	642	131	(1)	772
Special revenue and assessments	35,321	678	(351)	35,648
All foreign governments	1,694	60	(5)	1,749
Hybrid securities	384	33	-	417
SVO-identified funds	12	-	-	12
Industrial and miscellaneous	103,848	4,527	(358)	108,017

Total bonds	$146,945	$5,757	$(727)	$151,975

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statement value of bonds by SVO rating category at December 31, 2018 and 2017 was as follows:

December 31, 2018	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,747	$-	$-	$-	$-	$-	$4,747

States, territories and possessions	596	52	-	-	-	-	648

Special revenue and assessments	33,550	121	-	-	-	-	33,671

All foreign governments	641	1,168	166	36	-	-	2,011

Hybrid securities	-	314	191	35	-	-	540

SVO-identified funds	-	-	-	117	-	-	117

Industrial and miscellaneous	52,858	45,684	5,826	4,934	2,645	32	111,979

Total bonds	$92,392	$47,339	$6,183	$5,122	$2,645	$32	$153,713

December 31, 2017	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,044	$-	$-	$-	$-	$-	$5,044

States, territories and possessions	583	59	-	-	-	-	642

Special revenue and assessments	35,198	123	-	-	-	-	35,321

All foreign governments	464	1,135	79	16	-	-	1,694

Hybrid securities	-	207	177	-	-	-	384

SVO-identified funds	-	12	-	-	-	-	12

Industrial and miscellaneous	50,910	39,285	5,914	5,268	2,454	17	103,848

Total bonds	$92,199	$40,821	$6,170	$5,284	$2,454	$17	$146,945

Based on statement value, 91% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at each of December 31, 2018 and 2017.

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2018 and 2017, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2018	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$31,654	$31,025	$-	$-	$31,654	$31,025
Other prime	602	597	1	1	603	598
Other below-prime	401	396	3	3	404	399
Commercial mortgage-backed:
U.S. Government agencies	133	134	-	-	133	134
Conduit	1,972	1,945	-	1	1,972	1,946
Other commercial mortgage-backed	15	16	-	-	15	16
Other asset-backed	7,687	7,655	52	57	7,739	7,712

Total structured securities	$42,464	$41,768	$56	$62	$42,520	$41,830

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
				(in millions)
Residential mortgage-backed:
U.S. Government agencies	$33,223	$33,164	$-		$-	$33,223	$33,164
Other prime	384	385	2		2	386	387
Other below-prime	321	320	8		9	329	329
Commercial mortgage-backed:
U.S. Government agencies	221	227	-		-	221	227
Conduit	2,229	2,244	4		4	2,233	2,248
Other commercial mortgage-backed	45	46	-		4	45	50
Other asset-backed	7,658	7,749	77		78	7,735	7,827

Total structured securities	$44,081	$44,135	$91		$97	$44,172	$44,232

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2018 and 2017.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. None of these securities have provisions linked to real estate prices, indices or asset values. The Company’s holdings of structured notes at December 31, 2018 and 2017 are summarized below:

	December 31, 2018			December 31, 2017

Description	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)			($ in millions)

Treasury inflation protected securities	-	$-	$-	1	$129	$128

Structured notes	20	301	299	21	241	251

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2018 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$4,265	$4,275

Due after one year through five years	36,033	35,865

Due after five years through ten years	42,591	41,463

Due after ten years	72,198	71,336

Total	$155,087	$152,939

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $137 million and $133 million at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,621	$1,620	$2,418	$6,290	$-	$14,949

Office	3,640	921	1,242	3,399	-	9,202

Retail	2,709	550	2,000	2,229	-	7,488

Warehouse/Industrial	539	372	635	1,155	171	2,872

Other	374	287	749	834	-	2,244

Total	$11,883	$3,750	$7,044	$13,907	$171	$36,755

December 31, 2017	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)

Apartment	$4,221	$1,350	$2,371	$5,553	$-	$13,495

Office	4,089	946	1,588	3,432	-	10,055

Retail	2,837	590	2,156	2,064	-	7,647

Warehouse/Industrial	296	245	659	1,184	199	2,583

Other	327	214	676	753	-	1,970

Total	$11,770	$3,345	$7,450	$12,986	$199	$35,750

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.6 billion at each of December 31, 2018 and 2017.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2018 and 2017. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2018 and 2017 is summarized below.

	2018	2017

Minimum interest rate	3.19%	2.97%

Maximum interest rate	7.50%	5.75%

Weighted-average LTV	56%	56%

Maximum LTV	87%	79%

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At each of December 31, 2018 and 2017, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 51%. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2018 and 2017 was as follows:

December 31, 2018	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,963	$9,862	$124	$-	$14,949

Office	5,714	3,115	171	202	9,202

Retail	3,997	3,365	126	-	7,488

Warehouse/Industrial	1,313	1,318	241	-	2,872

Other	862	1,011	348	23	2,244

Total	$16,849	$18,671	$1,010	$225	$36,755

December 31, 2017	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$4,467	$8,893	$135	$-	$13,495

Office	5,243	4,391	414	7	10,055

Retail	4,540	2,828	213	66	7,647

Warehouse/Industrial	1,137	1,161	285	-	2,583

Other	567	1,385	-	18	1,970

Total	$15,954	$18,658	$1,047	$91	$35,750

At December 31, 2018, the Company had no mortgage loans with an LTV ratio in excess of 100%. The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $15 million at December 31, 2017.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, the Company had $21 million and $23 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2018. The Company reported a $2 million mortgage loan valuation allowance at December 31, 2017 on one mortgage with an aggregate statement value of $21 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $5,366 million and $5,665 million included in the statements of financial position at December 31, 2018 and 2017, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2018 and 2017, the statements of financial position included $208 million and $205 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2018 and 2017 was as follows:

December 31, 2018	East	Midwest	South	West	Total
	(in millions)

Apartment	$285	$201	$218	$526	$1,230

Office	-	693	131	18	842

Warehouse/Industrial	160	-	40	188	388

Other	28	48	13	27	116

Total	$473	$942	$402	$759	$2,576

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

December 31, 2017	East	Midwest	South	West	Total
	(in millions)
Apartment	$295	$97	$201	$525	$1,118

Office	15	715	132	18	880

Warehouse/Industrial	101	-	-	189	290

Other	28	-	13	27	68

Total	$439	$812	$346	$759	$2,356

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $687 million and $682 million at December 31, 2018 and 2017, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $9.2 billion and $7.8 billion at December 31, 2018 and 2017, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2018 and 2017 was as follows:

	December 31,
	2018	2017
	(in millions)

Securities partnerships and LLCs	$6,839	$5,547

Bonds	3,196	3,141

Real estate JVs, partnerships and LLCs	2,115	1,666

Common and preferred stocks	1,253	1,135

Real estate	806	635

Derivative instruments	695	434

Low income housing tax credit properties	598	527

Cash and short-term investments	392	337

Leveraged leases	86	131

Other assets, net	1,068	1,171

Total	$17,048	$14,724

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2018 and 12 years of unexpired credits at December 31, 2017. The required holding period

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2018 and 2017 were $119 million and $107 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2018 and 2017, the value of wholly-owned SCA investments were as follows:

	December 31, 2018			December 31, 2017

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$172	$-	$172	$154	$-	$154

NM Capital, Limited	-	-	-	2	2	-

Bradford, Inc.	1	1	-	1	1	-

Total common stock SCAs [1]	173	1	172	157	3	154

NML Securities Holdings, LLC	5,714	-	5,714	4,861	-	4,861

NML Real Estate Holdings, LLC	1,803	-	1,803	1,355	-	1,355

NM Investment Holdings, LLC	1,286	-	1,286	1,251	-	1,251

NM Pebble Valley, LLC	204	-	204	160	-	160

NM Investment Services, LLC	110	-	110	153	-	153

NM GP Holdings, LLC	59	3	56	63	9	54

NM Investment Management Company, LLC	42	42	-	44	44	-

Mason Street Advisors, LLC	35	35	-	30	30	-

NM QOZ FUND, LLC	16	9	7	-	-	-

NM-SAS, LLC	4	-	4	-	-	-

NM Career Distribution Holdings, LLC	2	2	-	-	-	-

GRO-SUB, LLC	1	1	-	1	1	-

GRO, LLC	1	1	-	1	1	-

NM Planning, LLC	-	-	-	136	136	-

Total other investment SCAs [2]	9,277	93	9,184	8,055	221	7,834

Total investments in SCAs	$9,450	$94	$9,356	$8,212	$224	$7,988

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2018. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Net Investment Income

The sources of net investment income for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016

		(in millions)

Bonds	$6,020	$5,738	$5,695

Mortgage loans	1,573	1,590	1,592

Common and preferred stocks	210	118	138

Real estate	275	276	277

Other investments	1,184	1,216	1,273

Policy loans	1,164	1,149	1,160

Amortization of IMR	135	162	155

Gross investment income	10,561	10,249	10,290

Less: investment expenses	770	708	685

Net investment income	$9,791	$9,541	$9,605

For the years ended December 31, 2018 and 2017, bond investment income included $42 million and $77 million of prepayment fees, respectively, generated as a result of 83 and 170 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Realized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2018			December 31, 2017			December 31, 2016

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$275	$(543)	$(268)	$755	$(543)	$212	$1,352	$(1,109)	$243
Mortgage loans	-	(2)	(2)	2	(5)	(3)	-	(3)	(3)
Common and preferred stocks	538	(147)	391	363	(29)	334	304	(357)	(53)
Real estate	12	(13)	(1)	101	-	101	96	(53)	43
Other investments	699	(952)	(253)	692	(786)	(94)	575	(722)	(147)

Subtotal	$1,524	$(1,657)	(133)	$1,913	$(1,363)	550	$2,327	$(2,244)	83

Less: IMR net gains (losses) before taxes			(245)			389			415
Less: Capital gains tax (benefit) expense			88			68			(117)

Net realized capital gains (losses)			$24			$93			$(215)

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $22 billion, $31 billion, and $32 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
Bonds, common and preferred stocks:		(in millions)

Structured securities	$(1)	$(1)	$(54)
Financial services	(1)	(1)	(17)
Consumer discretionary	-	(63)	(14)
Industrials	(35)	(53)	(9)
Energy	(2)	(39)	(20)
Basic materials	-	(7)	(39)

Subtotal	(39)	(164)	(153)

Real estate	(13)	-	(52)

Other investments:
Real estate JVs	-	(27)	(4)
Securities partnerships	(44)	(53)	(61)
Energy and transportation	(22)	-	(5)

Subtotal	(66)	(80)	(70)

Total	$(118)	$(244)	$(275)

In addition to the realized capital losses above, $22 million, $30 million and $60 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2018, 2017 and 2016, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

At December 31, 2018, the Company held structured securities with aggregate statement values and fair values of $7 million and $13 million, respectively, for which other-than-temporary impairments had been recognized. Other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018, 2017 and 2016, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(1)	(1)	(54)

Total	$(1)	$(1)	$(54)

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company’s share of the earnings or losses of these investments is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,

	2018	2017	2016
		(in millions)

Bonds	$(376)	$564	$(313)

Mortgage loans	(10)	13	9

Common and preferred stocks	(653)	529	348

Other investments	833	(230)	(267)

Subtotal	(206)	876	(223)

Change in deferred taxes	80	(54)	(103)

Change in net unrealized capital gains and losses	$(126)	$822	$(326)

Changes in net unrealized capital gains and losses for the years ended December 31, 2018, 2017 and 2016 included the reversal of previously unrealized capital gains of $(602) million, $(489) million and $(787) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$53,896	$51,789	$(2,107)	$56,888	$54,284	$(2,604)

Common and preferred stocks	2,609	2,267	(342)	265	192	(73)

Total	$56,505	$54,056	$(2,449)	$57,153	$54,476	$(2,677)

	December 31, 2017

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$27,285	$27,056	$(229)	$21,623	$20,976	$(647)

Common and preferred stocks	633	571	(62)	157	138	(19)

Total	$27,918	$27,627	$(291)	$21,780	$21,114	$(666)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

All of these bonds were current on contractual interest and principal payments at December 31, 2018. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2018 and 2017, unrealized capital losses on structured securities in a loss position for greater than 12 months were $856 million and $319 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $60 million and $66 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2018 and 2017, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2018			2017

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)

Bonds	60	$1,587	$1,519	57	$1,399	$1,430
Loan-backed and structured securities	3	-	-	5	1	1
Preferred stock	7	74	80	6	90	96

Total	70	$1,661	$1,599	68	$1,490	$1,527

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

There were no securities on loan at December 31, 2018. At December 31, 2017, the aggregate statement value of general account loaned securities was $890 million and reported as other liabilities on the statements of financial position. The aggregate fair value of loaned securities was $894 million at December 31, 2017. All of the securities on loan at December 31 2017, were bonds and were loaned with open terms. There were no securities on loan within the separate accounts at either December 31, 2018 or 2017.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2017, reinvested securities lending collateral held by the Company was $920 million, which is reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2017 were as follows:

	December 31, 2017

	Amortized Cost	Fair Value
	(in millions)

30 days or less	$477	$477
31-60 days	100	100
61-90 days	53	53
91-120 days	-	-
121-180 days	75	75
181-365 days	100	100
1-2 years	115	116

Total	$920	$921

At December 31, 2017, the statement of financial position included $374 million in bonds and $546 million in cash and short-term investments related to these collateral assets.

Repurchase Agreements

During 2018, the Company began participating in a bilateral repurchase program with U.S. domiciled unaffiliated third parties. The agreements under this program require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 98% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2018, the liability to return the repurchase agreement cash collateral was $1.8 billion and is reported as other liabilities in the statements of financial position.

During 2018, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Minimum Balance	Maximum Balance	Average Daily Balance	Ending Balance

	(in millions)

March 31, 2018	$242	$485	$405	$485
June 30, 2018	$485	$1,514	$1,082	$1,449
September 30, 2018	$1,431	$1,519	$1,464	$1,435
December 31, 2018	$1,430	$1,763	$1,501	$1,763

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

During 2018, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Minimum Balance (Fair Value)	Maximum Balance (Fair Value)	Average Daily Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2018	$242	$485	$405	$492	$498
June 30, 2018	$492	$1,514	$1,082	$1,468	$1,396
September 30, 2018	$1,431	$1,519	$1,464	$1,456	$1,397
December 31, 2018	$1,430	$1,763	$1,501	$1,787	$1,696

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements were all U.S. Treasury securities with a NAIC rating of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2018 was as follows:

	December 31, 2018

	Amortized Cost	Fair Value
	(in millions)
30 days or less	$579	$579
31-60 days	215	215
61-90 days	199	199
91-120 days	73	73
121-180 days	355	355
181-365 days	46	46
1-2 years	253	252
2-3 years	-	-
Over 3 years	35	34

Total	$1,755	$1,753

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet any potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements, securities lending and derivative transactions.

At December 31, 2018 and 2017, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The statement value of restricted assets at December 31, 2018 and 2017, summarized by type of restriction, was as follows:

	December 31,
	2018	2017
	(in millions)
Loaned securities - repurchase agreements	$1,696	$-
Loaned securities - securities lending	-	890
Derivative transactions	48	46
Securities on deposit with states	4	4

Total restricted assets	$1,748	$940

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Repurchase agreement collateral	$1,763	$1,763	$-	$-
Derivative collateral	510	510	138	138
Mortgage loan escrow	58	58	51	51
Real estate escrow and security deposits	6	6	8	8
Security lending collateral	-	-	915	915

Total collateral assets	$2,337	$2,337	$1,112	$1,112

At December 31, 2018 and 2017, derivative collateral received included $0.5 million and $13 million, respectively, related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $510 million and $138 million of cash collateral under its derivative collateral support arrangements at December 31, 2018 and 2017, respectively, including less than $1 million and $13 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively, in the statements of financial position. The Company also held bond collateral with a fair value of $5 million at December 31, 2018 and none at December 31, 2017. Bonds held as collateral are not reported in the statements of financial position.

The Company posted $35 million and $26 million of bond collateral under futures agreements at December 31, 2018 and 2017, respectively, including $11 million and $12 million, respectively, of derivative collateral related to the separate accounts. The Company also posted $13 million and $20 million of bond collateral related to cleared derivative contracts at December 31, 2018 and 2017, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 11 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Income Generation

Equity options are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. For written call options the Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. For purchased put options the Company pays a cash premium at the inception of the contract and has the right (but not the obligation) to sell the underlying security at a specified price at any time during the term of the contract. Equity options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised, at which time a realized capital gain or loss is recognized. The Company did not have any open equity option contracts as of December 31, 2018 and 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31, 2018

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$22	$-

Interest rate swaps	56	-	-	1	(1)

Foreign exchange contracts:

Foreign currency swaps	8,671	567	(80)	522	(163)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	807	5	-	5	-

Interest rate floors	1,026	18	(1)	18	(1)

Interest rate swaps	500	11	-	11	-

Swaptions	3,385	63	-	63	-

Fixed income futures	2,670	-	-	-	-

Fixed income forwards	25	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	466	4	(1)	4	(1)

Foreign currency swaps	89	8	(2)	8	(2)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	1	16	-	16	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$695	$(84)	$670	$(168)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$4	$-	$36	$-

Interest rate swaps	25	-	-	-	-

Foreign exchange contracts:

Foreign currency swaps	6,987	335	(222)	236	(355)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	789	6	-	6	-

Interest rate floors	200	18	-	18	-

Interest rate swaps	800	4	-	4	-

Swaptions	3,390	57	-	57	-

Fixed income futures	622	-	-	-	-

Fixed income forwards	2,039	4	-	4	-

Foreign exchange contracts:

Foreign currency forwards	955	6	(16)	6	(16)

Foreign currency swaps	-	-	-	-	-

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	-	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Total derivatives		$434	$(238)	$367	$(371)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the year ended December 31, 2018

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	16	-	-

Income generation:

Equity options	-	-	-

Total derivatives	$410	$26	$101

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	For the year ended December 31, 2017

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$12

Interest rate swaps	-	-	2

Foreign exchange contracts:

Foreign currency swaps	(522)	24	69

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(6)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	4	-	(8)

Swaptions	(28)	-	(9)

Fixed income futures	(4)	10	-

Fixed income forwards	(1)	6	-

Foreign exchange contracts:

Foreign currency forwards	(21)	(26)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	1	(5)	-

Equity index futures	1	1	-

Fixed contracts:

Fixed income total return swaps	-	1	-

Warrants	-	-	-

Income generation:

Equity options	-	-	-
Total derivatives	$(575)	$11	$65

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2018

	For the year ended December 31, 2016

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$16

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	277	29	50

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	2	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	7	-	(12)

Swaptions	16	(1)	(9)

Fixed income futures	-	(4)	-

Fixed income forwards	5	(5)	-

Foreign exchange contracts:

Foreign currency forwards	10	(7)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	7	(37)	-

Equity index futures	(1)	13	-

Fixed contracts:

Fixed income total return swaps	-	-	2

Warrants	-	-	-

Income generation:

Equity options	-	(2)	-
Total derivatives	$324	$(14)	$49

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $5 million for the year ended December 31, 2018 and $0 for both of the years ended December 31, 2017 and 2016.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
	(in millions)

Life insurance reserves	$177,842	$171,792

Annuity reserves	9,979	9,208

Deposit funds	3,307	3,266

Disability and long-term care unpaid claims and claim reserves	5,012	4,939

Disability and long-term care active life reserves	6,676	6,074

Total reserves for policy benefits	$202,816	$195,279

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2018, the Company had $1.8 trillion of total life insurance in force, including $28.1 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

During 2018, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $627 million, net of reinsurance. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Annuity Reserves and Deposit Funds

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

Deposit funds primarily represent reserves for supplementary contracts and income annuities without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $346 million and $369 million at December 31, 2018 and 2017, respectively. Accounts were credited with interest at annual rates ranging from 0.90% to 3.50% and 0.23% to 3.50% during 2018 and 2017, respectively. The crediting interest rates changed 44 times and 32 times during 2018 and 2017, respectively.

At December 31, 2018 and 2017, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2018	2017	2018	2017	2018	2017
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$232	$276	$-	$-	$232	$276
- at book value less surrender charge of 5% or more	76	74	-	-	76	74
- at fair value	-	-	17,762	19,449	17,762	19,449
- at book value without adjustment	4,957	5,043	-	-	4,957	5,043

Not subject to discretionary withdrawal	8,021	7,081	4,970	5,390	12,991	12,471

Total annuity reserves and deposit funds	$13,286	$12,474	$22,732	$24,839	$36,018	$37,313

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended

	December 31,
	2018	2017
	(in millions)

Balance at January 1	$4,939	$4,753

Incurred related to:
Current year	796	793
Prior years	(39)	63

Total incurred	757	856

Paid related to:
Current year	(34)	(33)
Prior years	(650)	(637)

Total paid	(684)	(670)

Balance at December 31	$5,012	$4,939

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2018 and 2017, reserves required as a result of AAT were as follows:

	December 31,
	2018	2017
	(in millions)

Annuities and deposit funds	$140	$155
Life insurance	2	2

Total reserves	$142	$157

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $507 million and $433 million at December 31, 2018 and 2017, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017

	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$244	$88	$249	$90
Ordinary renewal	2,740	2,205	2,674	2,171

Total deferred and uncollected premiums	$2,984	$2,293	$2,923	$2,261

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2018 and 2017 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2018	2017	2018	2017	2018	2017
	(in millions)		(in millions)		(in millions)

Subject to discretionary withdrawal	$6,828	$7,514	$17,762	$19,449	$24,590	$26,963
Not subject to discretionary withdrawal	-	-	4,970	5,390	4,970	5,390

Total separate account reserves	$6,828	$7,514	$22,732	$24,839	29,560	32,353

Non-policy liabilities					157	109

Total separate account liabilities					$29,717	$32,462

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2018 and 2017 was $165 million and $31 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $6 million and $5 million attributable to GMDB at December 31, 2018 and 2017, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion and $1.7 billion for the years ended December 31, 2018 and 2017, respectively. These amounts are reported as premiums in the statements of operations. The subsequent

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts in the statements of operations for the years ended December 31, 2018, 2017 and 2016.

	For the years ended December 31,

	2018	2017	2016
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,696	$1,726	$1,714

Transfers from separate accounts	(2,193)	(1,955)	(1,832)

Net transfers to (from) separate accounts	$(497)	$(229)	$(118)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2018 and 2017 and does not expect to make a contribution to the plans during 2019.

The Company’s defined benefit pension plan for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the postretirement health plans.

The Company amended the employee postretirement health plan during 2016 to transition Medicare-eligible retirees and their dependents to health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
	(in millions)
Fair value of plan assets at January 1	$5,012	$4,459	$82	$75

Changes in plan assets:

Actual return on plan assets	(250)	684	(4)	12

Actual plan benefits paid	(141)	(131)	(5)	(5)

Fair value of plan assets at December 31	$4,621	$5,012	$73	$82

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2018 and 2017 were as follows:

	Target		Actual
	Allocation		Allocation

	2018	2017	2018	2017

Bonds	56%	56%	56%	55%

Equity investments	43%	43%	43%	44%

Other investments	1%	1%	1%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2018 and 2017, other investments were comprised of cash and short-term investments.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2018 and 2017 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017

	(in millions)

Projected benefit obligation at January 1	$5,373	$4,879	$724	$728

Changes in benefit obligation:

Service cost of benefits earned	146	128	20	22

Interest cost on projected obligations	180	179	21	23

Projected gross plan benefits paid	(158)	(142)	(22)	(21)

Experience (gains)/losses	(571)	318	(133)	(19)

Plan amendments and other	-	11	-	(9)

Projected benefit obligation at December 31	$4,970	$5,373	$610	$724

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.7 billion and $5.0 billion for the years ended December 31, 2018 and 2017, respectively. Experience (gains)/losses for each of the years ended December 31, 2018 and 2017 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2018 and 2017 and the net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2018	2017	2018	2017
Projected benefit obligation:

Weighted average discount rate	4.18%	3.57%	4.18%	3.56%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

	Defined Benefit Plans			Postretirement Benefit Plans

	2018	2017	2016	2018	2017	2016
Net periodic benefit cost:
Weighted average discount rate	3.57%	4.10%	4.30%	3.57%	4.10%	4.30%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.50%	6.50%	6.25%	6.50%	6.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2018	2017

Assumed annual increase	5.50%	6.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2019	2019

A change in the assumed health care cost trend of 1.0% in each year would have the following impacts on net periodic benefit cost and the accumulated postretirement benefit obligation (APBO):

	December 31, 2018

	1% increase	1% decrease

Impact on net periodic benefit cost	$1	$(1)

Impact on APBO	$4	$(4)

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2018 and 2017.

	Defined		Postretirement
	Benefit Plans		Benefit Plans

	2018	2017	2018	2017
	(in millions)

Fair value of plan assets	$4,621	$5,012	$73	$82

Projected benefit obligation	4,970	5,373	610	724

Funded status	(349)	(361)	(537)	(642)

Nonadmitted asset	(597)	(677)	-	-

Financial statement liability	$(946)	$(1,038)	$(537)	$(642)

The PBO for defined benefit plans above included $946 million and $1,038 million related to nonqualified, unfunded plans at December 31, 2018 and 2017, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 115% and 116% of the projected benefit obligations of these plans at December 31, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2018 and 2017:

	For the year ended December 31, 2018

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,151)	$215	$314	$(77)	$(60)

Amortization from surplus into net periodic benefit cost	42	(25)	-	-	5

Changes in plan assets and benefit obligations recognized in surplus	(4)	-	-	119	5

Balance at December 31	$(1,113)	$190	$314	$42	$(50)

	For the year ended December 31, 2017

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)

Balance at January 1	$(1,260)	$250	$323	$(113)	$(65)

Amortization from surplus into net periodic benefit cost	54	(25)	(9)	-	5

Changes in plan assets and benefit obligations recognized in surplus:	55	(10)	-	36	-

Balance at December 31	$(1,151)	$215	$314	$(77)	$(60)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2018	2017	2016	2018	2017	2016
	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$146	$128	$120	$20	$22	$22

Interest cost on projected obligations	180	179	194	21	23	30

Amortization of experience losses	42	54	66	-	-	4

Amortization of prior service costs/(credits)	(25)	(25)	(25)	5	5	6

Amortization of initial net asset	-	(9)	(24)	-	-	-

Expected return on plan assets	(309)	(291)	(266)	(5)	(5)	(4)

Other	-	1	9	-	-	3

Net periodic benefit cost	$34	$37	$74	$41	$45	$61

The Company expects to increase (decrease) periodic benefit costs through the amortization of $47 million, $(25) million and $(8) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2019. Amortization of postretirement plan prior service costs of $5 million are also expected to increase net periodic benefit cost during 2019.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2019 through 2028 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2019	$156	$23

2020	183	24

2021	191	24

2022	200	25

2023	208	25

2024-2028	1,166	134

Total	$2,104	$255

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2018, 2017 and 2016, the Company expensed total contributions to these plans of $50 million, $50 million and $48 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes 60% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2018 and 2017, the net amount due from NLTC under this agreement was $44 million and $37 million, respectively.

During 2017, the Company and NLTC amended the affiliated reinsurance agreement. Under the terms of the amendment, the Company assumed 100% of the risks associated with a block of long-term care business NLTC recaptured from an un-affiliated reinsurer. This transaction qualified for reinsurance accounting under the SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance, given the complete transfer of risk from NLTC. As part of the reinsurance amendment, the Company received invested assets with a fair value of $228 million as consideration from NLTC. The consideration was reflected as an increase to premiums and other income of $167 million and $21 million, respectively, in the statements of operations and as an increase to unassigned surplus of $40 million that was reflected in the statement of changes in surplus. In addition, reserves for policy benefits were increased by $167 million and IMR liabilities of $17 million were transferred to the Company and reported as an increase to commissions and operating expenses in the statements.

Amounts in the financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2018 and 2017 were reported net of ceded reserves of $1.6 billion and $1.7 billion, respectively. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2018, 2017 and 2016 were as follows:

	For the years ended December 31,
	2018	2017	2016
	(in millions)

Direct premium revenue	$18,231	$17,994	$18,237

Premiums assumed	711	810	589

Premiums ceded	(906)	(907)	(911)

Premium revenue	$18,036	$17,897	$17,915

Direct benefit expense	$19,037	$18,557	$19,019

Benefits assumed	680	902	616

Benefits ceded	(699)	(656)	(671)

Total benefits	$19,018	$18,803	$18,964

In addition, the Company received $129 million, $146 million and $149 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2018, 2017 and 2016, the Company incurred $138 million, $119 million and $148 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2018 and 2017 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

10.	Federal Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	LearnVest, Inc.
NM Investment Management Company, LLC	GRO, LLC and GRO-SUB, LLC
Northwestern Long Term Care Ins. Co	NM QOZ Fund, LLC
NM Career Distrib. Holdings, LLC and subsidiaries	NM SAS, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

On December 22, 2017, H.R. 1, informally known as the Tax Cuts and Jobs Act (“the Act” or “Tax Reform”) was signed into law, effective for tax years beginning on or after January 1, 2018. The Act reduced the maximum federal corporate income tax rate from 35% to 21%. The statutory basis of accounting requires the 21% corporate tax rate to be applied to deferred tax balances at December 31, 2017, which resulted in a net reduction to statutory surplus of $1.2 billion. The change in net deferred tax assets was reduced by $1.4 billion and the change in net unrealized capital gains and losses was increased by $0.2 billion in the statement of changes in surplus for the year ended December 31, 2017. The Company began to benefit from the lower federal income tax rate in 2018.

The components of current income tax expense (benefit) in the statements of operations for the years ended December 31, 2018, 2017 and 2016 related to “ordinary” taxable income (loss) were as follows:

	For the years ended December 31,
	2018	2017	2016

	(in millions)
Tax payable on ordinary income	$110	$40	$(10)
Low income housing tax credits	(119)	(107)	(108)
Other tax credits	(23)	(21)	(37)
Increase (decrease) in contingent tax liabilities	(127)	(10)	(21)

Total current tax benefit	$(159)	$(98)	$(176)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $(49) million, $136 million and $145 million was included in net IMR deferrals for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $88 million, $68 million and $(117) million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The table below shows how the Company’s income tax benefit for the years ended December 31, 2018, 2017 and 2016 differs from the amount obtained by applying the statutory rate of 21%, 35% and 35%, respectively, to net gain from operations after dividends to policyowners and before federal income taxes:

	For the years ended December 31,
	2018	2017	2016

	(in millions)

Provision computed at statutory rate	$98	$482	$326

Adjustments to the statutory rate:

Revaluation of net deferred tax assets (excluding taxes on net unrealized capital gains) - tax reform	-	1,406	-

Subsidiary distributions	(115)	(162)	(269)

Tax credits	(142)	(128)	(145)

Amortization of IMR	(28)	(57)	(54)

Dividends received deduction	(26)	(37)	(33)

Employee benefits	(17)	(24)	(15)

Deferred adjustments	214	(36)	12

Other	(28)	-	23

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

Federal income tax expense (benefit) reported on statements of operations	$(159)	$(98)	$(176)

Capital gains tax expense, net of IMR transfers	39	204	28

Change in net deferred tax assets	76	1,338	(7)

Total statutory income tax expense (benefit)	$(44)	$1,444	$(155)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments (refunds) of $150 million, $356 million and $(50) million to the IRS during the years ended December 31, 2018, 2017 and 2016, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total federal income taxes paid for tax years 2018, 2017 and 2016 that are available for recoupment are $179 million, $254 million and $24 million, respectively.

Federal income tax returns for 2013 and prior years are closed as to further assessment of tax. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Changes in contingent tax liabilities for the years ended December 31, 2018 and 2017 were as follows:

	For the years ended December 31,
	2018	2017
	(in millions)
Balance at January 1	$410	$420
Reductions for tax positions of prior years	(127)	(10)

Balance at December 31	$283	$410

Included in contingent tax liabilities at December 31, 2018 and 2017 were $265 million and $383 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2018, 2017 and 2016, the Company recognized $(9) million, $1 million and $3 million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$868	$804	$64
Investments	337	300	37
Policy benefit liabilities	1,638	1,296	342
Benefit plan obligations	516	547	(31)
Other	83	83	-
Valuation adjustment	-	-	-

Gross deferred tax assets	3,442	3,030	412

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,442	3,030	412

Deferred tax liabilities:
Investments	749	739	10
Other	901	503	398

Gross deferred tax liabilities	1,650	1,242	408

Net deferred tax assets	$1,792	$1,788	$4

The Act includes provisions that change tax-basis life insurance reserves for tax years beginning after December 31, 2017. The impact of this change resulted in equal and offsetting increases to deferred tax assets and liabilities of $380 million at the beginning of 2018.

All gross deferred tax liabilities have been recognized at December 31, 2018 and 2017. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2018 or 2017.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2018 and 2017 and expects to exceed this minimum during 2019.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2018 and 2017 were as follows (in millions):

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	3,105	337	3,442	2,730	300	3,030	375	37	412
Deferred tax liabilities	901	749	1,650	503	739	1,242	398	10	408

Net admitted deferred tax asset/(liability)	$2,204	$(412)	$1,792	$2,227	$(439)	$1,788	$(23)	$27	$4

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$197	$197	$-	$173	$173	$-	$24	$24
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,625	-	1,625	1,846	-	1,846	(221)	-	(221)
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,480	140	1,620	884	127	1,011	596	13	609

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,105	$337	$3,442	$2,730	$300	$3,030	$375	$37	$412

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,625			$1,846			$(221)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$3,043			$2,850			$193

Ratio percentage used to detemine recovery period and threshold limitation amount			976%			1125%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$20,286			$18,998

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $9.4 billion and $7.7 billion at December 31, 2018 and 2017, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2018.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2018 and 2017, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2018			December 31, 2017

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$96		$1	$70		$1

Guarantees of real estate obligations	382		4	368		4

Guarantees issued on behalf of wholly-owned subsidiaries	39		-	80		-

Total guarantees	$517		$5	$518		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyholders its’ ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2017 to extend the length of the agreement through December 31, 2022 and lower the aggregate capital contribution limit from $800 million to $200 million. NM contributed capital to NLTC of $35 million and $15 million for the years ended December 31, 2018 and 2017, respectively. The Company has contributed a total of $165 million to NLTC through December 31, 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

The Company reported a payable to NLTC of $50 million and $44 million at December 31, 2018 and 2017, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

On September 26, 2017, the Company issued surplus notes (“2017 notes”) with a principal balance of $1.2 billion, bearing interest at 3.850% and having a maturity date of September 30, 2047. The 2017 notes were issued at an offering price of 99.787%. On March 26, 2010, the Company issued surplus notes (“2010 notes”), at par, with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. Each note issuance was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended.

Interest on the 2017 and 2010 notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments. During 2018 and 2017, the Company paid and recognized interest on the notes of $153 million and $106 million, respectively. A total of $47 million and $903 million of interest has been paid on the 2017 notes and 2010 notes, respectively, from their issuance through December 31, 2018.

The note issuances are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 notes). The entire amount of the 2017 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2018 and 2017.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2018 and 2017 were as follows:

	December 31, 2018

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$153,713	$151,565	$4,164	$132,645	$14,756
Mortgage loans	36,755	37,143	-	-	37,143
Common and preferred stocks	5,260	5,279	4,669	77	533
Policy loans	17,693	17,693	-	-	17,693
Derivative assets	695	670	-	654	16
Surplus note investments	108	131	-	131	-
Cash and short-term investments	1,899	1,899	525	1,374	-

Separate account assets	29,717	29,717	26,954	2,231	532

General account liabilities:
Investment-type insurance reserves	$5,187	$5,022	$-	$-	$5,022
Liabilities for securities lending	-	-	-	-	-
Liabilities for repuchase agreements	1,763	1,763	-	1,763	-
Derivative liabilities	84	168	-	168	-

Separate account liabilities	29,717	29,717	26,954	2,231	532

	December 31, 2017

			Quoted prices in	Significant	Significant

			active markets	observable	unobservable

	Statement	Fair	for identical assets	inputs	inputs

	Value	Value	(level 1)	(level 2)	(level 3)
	(in millions)
General account investment assets:
Bonds	$146,945	$151,975	$4,125	$134,545	$13,305
Mortgage loans	35,750	37,049	-	-	37,049
Common and preferred stocks	5,612	5,640	4,941	77	622
Policy loans	17,421	17,421	-	-	17,421
Derivative assets	434	367	-	367	-
Surplus note investments	108	142	-	142	-
Cash and short-term investments	2,469	2,469	239	2,230	-

Separate account assets	32,462	32,462	29,339	2,655	468

General account liabilities:
Investment-type insurance reserves	$5,312	$5,225	$-	$-	$5,225
Liabilities for securities lending	915	915	-	915	-
Liabilities for repuchase agreements	-	-	-	-	-
Derivative liabilities	238	371	-	371	-

Separate account liabilities	32,462	32,462	29,339	2,655	468

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2018 and 2017.

	December 31, 2018

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$117	$-	$5	$122
Common and preferred stocks	4,669	1	455	5,125
Money market mutual funds	427	-	-	427
Derivative assets	-	109	16	125
Derivative liabilities	-	4	-	4

Total general account	$5,213	$114	$476	$5,803

Separate accounts:
Mutual fund investments	$24,892	$-	$-	$24,892
Other benefit plan assets/liabilities	109	19	4	132
Pension and postretirement assets:
Bonds	333	2,167	106	2,606
Common and preferred stock	1,644	1	40	1,685
Cash and short-term securities	28	42	-	70
Other assets/liabilities	(52)	3	381	332

Subtotal pension and postretirement assets	1,953	2,213	527	4,693

Total separate accounts	$26,954	$2,232	$531	$29,717

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

	December 31, 2017

	Quoted prices in	Significant	Significant

	active markets	observable	unobservable

	for identical assets	inputs	inputs

	(level 1)	(level 2)	(level 3)	Total

	(in millions)
General account:
Bonds	$12	$-	$5	$17
Common and preferred stocks	4,941	1	478	5,420
Money market mutual funds	243	-	-	243
Derivative assets	-	95	-	95
Derivative liabilities	-	(16)	-	(16)

Total general account	$5,196	$80	$483	$5,759

Separate accounts:
Mutual fund investments	$27,288	$-	$-	$27,288
Other benefit plan assets/liabilities	55	22	3	80
Pension and postretirement assets:
Bonds	375	2,386	115	2,876
Common and preferred stock	1,591	-	35	1,626
Cash and short-term securities	20	233	-	253
Other assets/liabilities	10	14	315	339

Subtotal pension and postretirement assets	1,996	2,633	465	5,094

Total separate accounts	$29,339	$2,655	$468	$32,462

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2018 or 2017.

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2018 and 2017.

For the year ended December 31, 2018	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$478	$5	$-	$468

Realized gains/(losses)	130	-	-	44

Unrealized gains/(losses)	(28)	-	16	(11)

Issuances	-	-	-	-

Purchases	35	-	-	185

Sales	(209)	-	-	(154)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	49	-	-	3

Transfers out of level 3	-	-	-	(4)

Fair value, end of period	$455	$5	$16	$531

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2018, 2017 and 2016

For the year ended December 31, 2017	General account common and preferred stock	General account bonds	Derivative assets	Separate account other benefit plan assets

	(in millions)
Fair value, beginning of period	$522	$45	$-	$369

Realized gains/(losses)	38	(8)	-	38

Unrealized gains/(losses)	55	7	-	31

Issuances	-	-	-	-

Purchases	7	-	-	165

Sales	(86)	(44)	-	(139)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	-	5	-	4

Transfers out of level 3	(58)	-	-	-

Fair value, end of period	$478	$5	$-	$468

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item  24.  Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Network Edition Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(4)(a)(2)	Simplified-load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on May 31, 2001	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

(b)(4)(b)	Form of Group Combination Annuity Contract – Account C, NPV.1C. Referenced to Exhibit 4 to Form N-4 Post-Effective Amendment No. 9 for NML Variable Annuity Account C, File No. 2-89905-01, filed on October 28, 1991	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(4)(c)	Specimen Form of Group Annuity Contract – Account C, MP V 1C. Referenced to Exhibit 4 to Form S-1 Registration Statement for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 12, 1984	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(5)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No.2-89905-01, filed on April 26, 1996
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 10 for NML Variable Annuity Account C, File No. 333-133381, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith

Item  25.  Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2019

Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

David J. Drury	Founding Partner Wing Capital Group 330 S. Executive Drive,Suite 209 Brookfield, WI 53005

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	Chairman Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

David J. Lubar	President & CEO Lubar & Co. 833 E. Michigan Street Suite 1500 Milwaukee, WI 53202

Sheila L. Marcelo	Founder, Chairwoman & CEO Care.com 77 4th Avenue, 5th Floor Waltham, MA 02451

Jaime Montemayor	Former Senior Vice President & Chief Information Officer PepsiCo Americans Foods 3604 Shantara Lane Plano, TX 75093

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036

EXECUTIVE OFFICERS – As of April 1, 2019

John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Innovation Officer
Leslie Barbi	Senior Vice President (Public Investments)
John E. Bentley	Vice President (Investment Strategy)
Sandra L. Botcher	Vice President (Distribution Development)
Lori M. Brissette	Vice President (Risk & Investment Client Services)
Lisa A. Cadotte	Vice President (Investment Risk & Operations)
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy/Community Relations & Campus/Event Experiences)
Joann M. Eisenhart	Executive Vice President & Chief People Officer
Chris K. Gawart	Vice President & General Counsel
Timothy J. Gerend	Executive Vice President (Career Distribution)
Aditi J. Gokhale	Executive Vice President & Chief Marketing and Communications Officer
Karl G. Gouverneur	Vice President (Digital Workplace & Corporate Solutions)
John M. Grogan	Executive Vice President (Insurance Products & Client Services)
Thomas C. Guay	Vice President (Risk Selection Strategy)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Controller
Jason T. Klawonn	Senior Vice President & Chief Actuary
Abimbola O. Kolawole	Vice President (Policy Benefits)
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President (Enterprise Risk Assurance)
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Steven M. Radke	Vice President (Government Relations)
Courtney K. Reynolds	Vice President (Communications & Corporate Affairs)
John C. Roberts	Vice President (Distribution Performance)
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Bethany M. Rodenhuis	Executive Vice President & Chief Transformation Officer
Tammy M. Roou	Vice President (Enterprise Compliance)

Sarah R. Schneider	Vice President (Distribution Services)
Deborah A. Schultz	Vice President (Financial Management)
Emilia Sherifova	Executive Vice President & Chief Technology Officer
David W. Simbro	Senior Vice President (Risk Products)
Kamilah D. Williams-Kemp	Vice President (New Business)
Thomas D. Zale	Vice President (Real Estate)

OTHER OFFICERS – As of April 1, 2019

Employee	Title
Craig L. Schedler	VP Strategic Investing

Lisa C. Gandrud	VP & Actuary
Gregory A. Gurlik	VP & Actuary
James R. Lodermeier	VP & Actuary
Susan J. Miner	VP & Actuary
Paul W. Skalecki	VP & Actuary
Chris G. Trost	VP & Actuary
Kyle A. Walster	VP & Actuary

Eric Heise	Senior Director Corporate Reporting
Todd C. Kuzminski	VP Investment Accounting
Dean A. Landry	VP Tax Planning
Susan Limbach	Senior Director Tax
Michael A. Reis	VP Accounting Policy
Matthew P. Sullivan	VP Financial Reporting & Analysis
Amanda E. Young	VP Tax

Stephen R. Stone	VP Enterprise Risk Management
Andrew T. Vedder	VP Solvency Policy & Risk Management

Gwen C. Canady	VP Finance & Expense Operations
Vikram Choudhary	VP Finance & Expense
Stacey Gribbin	VP Finance & Expense Operations
Karen A. Molloy	VP & Treasurer
Steve L. Wu	VP Sourcing & Procurement

David A. Escamilla	VP Investment Operations
Karla J. Adams	VP Investment Risk Management
James Reach	VP Investment Data & Analytics

Stig Haagensen	VP Engineering
Kristy L. Litchford	VP Product Management
Goran Micanovic	VP Engineering
Matthew T. Sauer	VP Product Management

Cal D. Schattschneider	VP Campus Planning & Operations

Jason R. Handal	VP Distribution Performance
Matthew McDowell	VP Distribution Performance
Arthur J. Mees Jr.	VP Distribution Performance
Timothy Nelson	VP Distribution Performance
Jeremy Newman	VP Distribution Finance

William Grady	VP Financial & Concierge Planning
Amy Kiiskila	VP Advanced Planning
William H. Taylor	VP Financial Planning & Sales Support

Employee	Title
Joseph Roblee	VP Field Strategy Alignment
Rebecca Porter	VP Career Distribution Transformation Lead

Jennifer L. Brase	VP Diversity & Inclusion
Julie Flaa	VP Distribution Planning
Stephen J. Frankl	VP Field Lerning & Development
Kevin J. Konopa	VP Business Owner
Stephanie Wilcox	VP Advanced Practice Groups & Teams VP Talent Management

William Lombardi	VP Client Services Strategy

Donald Gehrke	VP Investment Client Services

Nichole Lecher	VP Journey Transformation
Michelle E. Luhm	VP Disability Income and Long Term Care Underwriting
Anne C. Wills	VP Life Underwriting

Lisa M. Parker	VP DI & LTC Benefits
Allyson Schrader	VP Integrated Shared Services

Angela N. Bickler	VP Client Services
James LeMere	VP Client Services
Lori A. Torner	VP Journey Transformation

Quentin Doll	VP Product Development
Brian W. Henning	VP Competitive Intelligence
Kenneth M. Latus	VP Product Development
Steven J. Stribling	VP Product Development
Becki L. Williams	VP Advanced Markets

Wayne F. Heidenreich M.D.	VP Medical
Jill Mocarski	VP Medical
Deborah B. VanDommelen M.D.	VP & Chief Medical Officer
Jason L. Von Bergen	VP Research & Analytics
Joel S. Weiner	VP Medical

Robert J. Johnson	VP Compliance
Randy M. Pavlick	VP Managed Investments Compliance
Bernd Huber	VP Enterprise Information Risk & Cybersecurity
Raymond Zellmer	VP Enterprise Information Risk & Cybersecurity
Susan W. Callanan	VP Public Policy
Christopher T. Gahan	VP Federal Relations

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
JoAnne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
John D. Gatmaitan	Asst. General Counsel & Asst. Secretary

Employee	Title
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Cheri L. McCourt	Asst. General Counsel & Asst. Secretary
James L. McFarland	Asst. General Counsel & Asst. Secretary
Andrew J. McLean	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Assoc. General Counsel-Enterprise Governance & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Monica M. Riederer	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Donna L. Lemanczyk	Assistant Secretary
Daniel M. Flesch	Assistant Secretary

David Pahl	VP Data Scientist
Drazen Pantic	Chief Scientist

Elizabeth Ridley	VP-Marketing Strategy & Training

Vivek Bedi	VP Client Experience & Product Experience
Bryan E. Kadlec	VP Product Management
Manish Mallikarjuna	VP Client Experience
Kevin M. McCarthy	VP Product Management
Josef Pfeiffer	VP Product Management
Jill L. Zeisler	VP Product Management

Kelly Culler	VP Human Resources Business Partners
Dario DeMaria	VP Strategy Systems and Operations
William N. Hardin	VP Talent Acquisition & Strategic Workforce Placement
Amanda O’Dell	VP Human Resources Business Partners
Raj Patel	VP Talent & Organizational Development
Maria Rose Pollara	VP Human Resources Business Partners
Todd W. Smasal	VP Total Rewards

Christopher Bellomo	VP Enterprise Transformation Architect
Troy M. Burbach	VP Transformation Change Agent
Andrew J. DeGuire	VP Strategy Advacement & Alignment
Cheryl A. DeLonay	VP Transformation
Patricia A. Hagen	VP Transformation
Laila V. Hick	VP Transformation
John N. Pangborn	VP Transformation Change Agent
Peter T. Petersen	VP Integration Management Office
Sherri L. Schickert	VP Transformation Change Agent
Rick T. Zehner	VP Research & Special Projects

Ross Hamilton	VP Technology Governance
Frederic Jambukeswaran	VP Engineering

Employee	Title
Irina Petrakova-Otto	VP Software Engineering
Paul A. Presley	VP CTO Wealth Management and Data Analytics
Sangeetha Rai	VP Technology Customer Success
Andrew Weisenborn	VP Test Engineering
Dave Writz	VP Field Customer Success

Manuel L. Barbero	VP & Chief Architecht

Ahmed Azam	VP Platforms & Operations
Chuck Dudley	VP Cloud & Development Operations
Srinvas J. Sarathy	VP Infrastructure & Operations
Matthew Stollenwerk	VP Infrastructure

Erika K. Luckow	VP Strategic Communications
Leslie J. O’Connell	VP Strategic Communications
Jennifer L. Ryan	VP Corporate Communications

Lee Hurley	VP Brand & Activation
James Murphy	VP Creative Director
Deborah Sumner	VP Prospect & Client Marketing

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.  Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2019 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
All Other Subsidiaries

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
1838938 Alberta Ltd. (2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc. (2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC (2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP V, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2019)
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)

Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27.  Number of Contract Owners

As of March 31, 2019, 532 variable annuity contracts issued in connection with NML Variable Annuity Account C were outstanding. 32 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 500 such contracts were not so issued.

Item 28.  Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29.  Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 20, 2019 the directors and officers of NMIS are as follows:

Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Bradley L. Eull	Secretary
Stephen J. Frankl	Director, Planning and Sales
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Bernd Huber	Chief Information Security Officer
Susan Limbach	Assistant Treasurer
Mark McNulty	NMIS Anti-Money Laundering Officer
Jennifer L. O’Leary	Treasurer and Financial and Operations Principal
Paul A. Presley	Chief Technology Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Rebecca L. Sujecki	Assistant Treasurer
William H. Taylor	Vice President, Financial Planning and Sales
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Jeffrey B. Williams	Vice President, NMIS Compliance, Chief Compliance Officer
Terry R. Young	Assistant Secretary

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)    NMIS, the principal underwriter, received $22,916 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.  Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 26th day of April, 2019.

NML VARIABLE ANNUITY ACCOUNT C (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 26th day of April, 2019.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Executive Vice President, Chief Legal Officer & Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Executive Vice President and
Michael G. Carter	Chief Financial Officer;
Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ David J. Drury*	Trustee
David J. Drury

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Sheila L. Marcelo*	Trustee
Sheila L. Marcelo

/s/ Jaime Montemayor*	Trustee
Jaime Montemayor

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 26, 2019.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 46 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated April 26, 2019	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 26, 2019	Filed herewith